UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number :   811-21237

                                    Unified Series Trust
 (Exact name of registrant as specified in charter)

2960 N. Meridian St.
Indianapolis, IN                                             46208
(Address of principal executive offices)   (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:                                                         10/31

Date of reporting period:                                                   04/30/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Sound Mind Investing Funds The Sound Mind Investing Fund The Sound Mind Investing Managed Volatility Fund

Semi-Annual Report

April 30, 2010

Fund Advisor:

SMI Advisory Services, LLC
11561 W. Grandview Dr.
Columbus, IN 47201

Toll Free (877) SMI-FUND

Dear Fellow Shareholder,

After experiencing the trials of the market during the past few years, the gains of the six months ended April 30, 2010 were a welcome relief. Aside from a speed bump in February, when investor confidence got a little rattled, the market continued the upward climb it began back in March 2009. The end of April found the stock market sitting near its new recovery high point. In short, the past six months presented the opportunity to earn significant returns, and both SMI Funds were able to capitalize with solid gains.

For the six-months ending April 30, 2010, the SMI Fund (SMIFX) gained 19.80%. That was a bit better than the Wilshire 5000 Index, which gained 17.90%. (We consider the Wilshire to be the broadest and best measure of the U.S. stock market.) The S&P 500 Index, which is a more familiar, but slightly inferior measure for our purposes (given its focus on only the U.S. stock market’s largest companies), was up 15.66%.

The SMI Managed Volatility Fund (SMIVX), which uses hedging techniques in an attempt to reduce the impact of the market’s performance swings, finished with a gain of 15.37%. Not surprisingly, this gain was slightly less than that of the SMI Fund and the broader market, because in a period this strong, the cost of SMIVX’s hedges reduces the Fund’s returns somewhat. This is similar to an individual buying an insurance policy that doesn’t end up paying out. The person is “poorer” by the amount paid for the policy, but having the insurance wasn’t necessarily a bad idea just because it wasn’t triggered during that particular time period.

This is the challenge of using an investing tool like the SMI Managed Volatility Fund. There will inevitably be periods (like the past six months) where the cost of the volatility protection appears to not be worthwhile. But as we’ve learned in recent years, market volatility can kick up quickly and with little warning. At those times, being invested in a vehicle that offers some measure of protection from that volatility, as SMIVX attempts to, can be a big relief. In fact, for some people, the lower volatility the fund provides can mean the difference between sticking with their long-term investment plan or making an emotional decision to sell near a market low point.

While at a glance it may appear that gains were readily available and widely distributed during the past six months, a closer examination reveals a more varied picture. In reality, there was a wide distribution of gains between different groups of stocks. The big winners were U.S. small-company stocks, best represented by the Russell 2000 small-cap index, which gained a whopping 28.18% during the period. At the other end of the spectrum, international stock funds saw the mounting fears over the Euro (and the subsequent strengthening of the U.S. dollar) drag down their returns in a big way. The broadest measure of the international stock market, the MSCI EAFE Index, gained just 2.75% over the six months covered by this report. U.S. large-company stocks landed in between these two extremes, gaining 15.66%, as measured by the S&P 500 index.

As most readers are aware, the SMI Funds maintain a diversified portfolio at all times. Specifically, this means that the SMI Funds always have at least some money invested in each of five primary “risk categories”: International, Small-company Growth, Small-company Value, Large-company Growth, and Large-company Value. While there are times, like this most recent six months, when it would seem that abandoning a weaker-performing category in favor of the categories experiencing greater current returns would be helpful, we’ve found that these trends can change rapidly. Thus we’re content to continue investing across all five risk categories and hopefully profit in the long run from the diversified posture (the SMI Funds do change the amounts allocated to each risk category periodically). If nothing else, this approach grants our investors the knowledge that they are invested in a fund designed to be a diversified “one-stop shop” where their money is spread across the primary stock groups commonly recognized as being important to a diversified stock portfolio.

Looking forward is always tricky, given that our Upgrading strategy is a trend-following system that is inherently focused on what has just happened, rather than what will happen next. But it seems appropriate to point out that as of April 30, 2010, the stock market has now rallied for nearly 14 straight months without a formal correction (typically defined as a drop of at least 10%), gaining more than 80% from its bottom in March 2009 to the recent highs. While it’s not unusual for the first year of stock market recoveries to be quite strong like this, every new bull market runs into a correction eventually, and corrections become quite likely by the second year of a bull market’s life.

As such, while we’d all love to see the market continue to rise indefinitely without interruption, that hope isn’t a particularly realistic one. Historically, stock market corrections have occurred roughly once per year, on average. So far the stock market has shrugged off many of the nagging questions about the economic recovery, the growing debt troubles overseas (and here at home as well), and a number of other issues. But it remains to be seen whether stocks can maintain their upward climb in spite of these mounting questions, particularly given the change in the calendar to the summer months, which tend to be more challenging for the stock market.

This isn’t meant to inspire fear. Quite the contrary, the goal of reviewing these historical market tendencies is to encourage investors that, by some measures, the market may already be overdue for a correction. Recognizing that will hopefully help you stick with your long-term investing plan should such a correction — and the corresponding rise in fear that always accompanies such moves — materialize between now and our next letter.

We appreciate the confidence you have placed in us to be a faithful steward of your assets, even as you strive to be a faithful steward of His assets.

Sincerely,

Mark Biller
Senior Portfolio Manager
The Sound Mind Investing Funds

Performance Results

Total Return*
(For the periods ended April 30, 2010)

	Three Months	Six Months	One Year	Average Annual Return: Three Year	Average Annual Return: Since Inception (December 2, 2005)
The Sound Mind Investing Fund	13.75%	19.80%	43.30%	-1.26%	3.71%
S&P 500(R) Index**	11.04%	15.66%	38.81%	-5.04%	0.67%
Wilshire 5000 Index**	12.28%	17.90%	41.13%	-4.09%	1.43%

Total annual operating expenses, including fees and expenses of underlying funds, for the fiscal year ended October 31, 2009, as disclosed in the Fund's prospectus, were 2.28% of average daily net assets. The actual gross expense ratio of the Fund, excluding expenses of the underlying funds, for the six months ended April 30, 2010 was 1.22%. The Advisor contractually has agreed to cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through February 28, 2011.

Total Return*
(For the periods ended April 30, 2010)

	Three Months	Six Months	One Year	Average Annual Return: Three Year	Average Annual Return: Since Inception (December 29, 2006)
The Sound Mind Investing Managed Volatility Fund	11.67%	15.37%	21.54%	-1.53%	-0.21%
S&P 500(R) Index**	11.04%	15.66%	38.81%	-5.04%	-3.24%
Wilshire 5000 Index**	12.28%	17.90%	41.13%	-4.09%	-2.29%

Total annual operating expenses, including fees and expenses of underlying funds, for the fiscal period ended October 31, 2009, as disclosed in the Fund's prospectus, were 2.64% of average daily net assets (2.48% after fee waivers/expense reimbursements by the Advisor). The actual gross expense ratio of the Fund, excluding expenses of the underlying funds, for the six months ended April 30, 2010 was 1.67% (1.50% after fee waivers/expense reimbursements by the Advisor). The Advisor contractually has agreed to cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through February 28, 2011.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Standard & Poor’s 500® Index and Wilshire 5000 Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees.  The Standard & Poor’s 500® Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. The returns of the Indices are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Funds and may be obtained by calling the same number as above. Please read it carefully before investing. The Funds are distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the The Sound Mind Investing Fund,
the S&P 500 Index, and the Wilshire 5000 Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Value ($)
Inception Date 12/02/05
The Sound Mind Investing Fund - $11,745
S&P 500 Index - $10,297
Wilshire 5000 Index - $10,646
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Jul-09
Oct-09
Jan-10
Apr-10
Date

The chart above assumes an initial investment of $10,000 made on December 2, 2005 (commencement of Fund operations) and held through April 30, 2010. The S&P 500 Index® and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call        1-877-764-3863.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of a $10,000 Investment in the The Sound Mind Investing Managed Volatility Fund,
the S&P 500 Index, and the Wilshire 5000 Index
Value ($)
$13,500
$12,500
$11,500
$10,500
$9,500
$8,500
$7,500
$6,500
$5,500
Inception Date 12/29/06
The Sound Mind Investing Managed Volatility Fund - $9,931
S&P 500 Index - $8,958
Wilshire 5000 Index - $9,256
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Jul-09
Oct-09
Jan-10
Apr-10
Date

The chart above assumes an initial investment of $10,000 made on December 29, 2006 (commencement of Fund operations) and held through April 30, 2010. The S&P 500® Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call        1-877-764-3863.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

      1As a percentage of net assets.

The Sound Mind Investing Fund seeks long term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “fund upgrading” strategy.  The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis.

      1As a percentage of net assets.

Fund Holdings – (Unaudited) - continued

The Sound Mind Investing Managed Volatility Fund seeks to provide long term capital appreciation with less volatility than broad U.S. equity markets. The Fund seeks to achieve its objective by investing in a diversified portfolio of other equity mutual funds using a “fund upgrading” strategy.  The Fund seeks to achieve lower volatility through asset allocation across appropriate asset classes (represented by the underlying equity mutual funds) and the use of derivative transactions to hedge the Fund’s exposure to volatility with respect to underlying funds or the equity markets generally. In connection with its hedging strategy, the Fund may invest in futures contracts and options on futures contracts and may engage in short sales.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 through April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Summary of Fund’s Expenses – (Unaudited) - continued

The Sound Mind Investing Fund	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 – April 30, 2010*
Actual	$1,000.00	$1,197.96	$6.63
Hypothetical **	$1,000.00	$1,018.76	$6.09

*Expenses are equal to the Fund’s annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

The Sound Mind Investing Managed Volatility Fund	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period November 1, 2009 – April 30, 2010*
Actual	$1,000.00	$1,153.66	$8.01
Hypothetical **	$1,000.00	$1,017.36	$7.50

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Mutual Funds - 96.19%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 95.65%

Ariel Appreciation Fund	98,673	$3,925,203
Ariel Fund	296,454	13,150,717
Artisan International Small Cap Fund - Investor Class (b)	533,219	9,208,689
Columbia Acorn Select - Class Z (a)	428,745	11,155,951
Dreyfus Premier Midcap Value Fund	168,001	5,236,590
Fairholme Fund	294,050	10,350,560
Fidelity Advisor Large Cap Fund - Institutional Class	505,739	8,890,887
Fidelity Mid-Cap Stock Fund	126,014	3,435,134
Fidelity OTC Portfolio (a)	121,129	6,023,744
Fidelity Small Cap Stock Fund (a)	526,323	9,336,980
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	485,881	10,383,283
Janus Overseas Fund - Class J	279,764	12,692,877
John Hancock Funds - Classic Value Fund - Institutional Class	753,089	12,154,852
Legg Mason Capital Management Opportunity Trust Fund - Investor Class (a)	871,071	10,322,188
Legg Mason Capital Management Special Investment Trust Fund - Institutional Class	221,229	8,645,627
Longleaf Partners Fund	243,205	6,556,802
Oakmark International Fund - Institutional Class	715,940	12,707,936
Oakmark International Small Cap Fund - Institutional Class (b)	1,020,564	12,971,364
Oakmark Select Fund - Institutional Class	463,771	12,563,561
Oppenheimer International Small Company Fund - Class Y	621,671	12,949,401
Putnam International Capital Opportunities Fund - Class Y	373,588	12,033,267
Putnam Voyager Fund - Class Y	601,522	13,612,451
Royce Low-Priced Stock Fund - Institutional Class	307,496	4,713,919
Royce Opportunity Fund - Institutional Class	1,207,761	13,442,386
T.Rowe Price International Discovery Fund	85,569	3,292,691
Van Kampen Capital Growth Fund - Institutional Class (a)	884,056	10,794,323
William Blair Small Cap Growth Fund - Institutional Class (a) (b)	522,595	12,359,358
The Yacktman Fund	782,362	12,822,906

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $218,889,210)		275,733,647

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 0.54% (c)

Allianz NFJ Dividend Value Fund - Institutional Class	200	2,138
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	4,435
Artisan International Value Fund - Investor Class	150	3,623
Artisan Mid Cap Value Fund - Investor Class	200	3,818
Artisan Small Cap Value Fund - Investor Class	150	2,370
BlackRock International Opportunities Portfolio - Institutional Class	100	3,173
Bridgeway Small Cap Growth Fund	205	2,179
Bridgeway Small Cap Value Fund	179	2,349
Brown Capital Management Small Company Fund - Institutional Class (a)	109	4,035
Buffalo Small Cap Fund	150	3,818
Columbia Small Cap Growth I Fund - Class Z (a)	100	2,741
DWS Dreman Small Cap Value Fund - Institutional Class	85	2,976
Fidelity Advisor Value Strategies Fund - Institutional Class (a)	59,218	1,462,085
Franklin Small Cap Value Fund - Advisor Class	100	4,203
Hartford International Opportunities Fund - Class Y	247	3,443

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Mutual Funds - 96.19% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 0.54% (c) - continued

Janus Venture Fund - Class J (a)	100	$4,774
JPMorgan Small Cap Equity Fund - Class S	226	7,781
Longleaf Partners Small-Cap Fund (a)	100	2,482
Neuberger Berman Genesis - Institutional Class (a)	100	4,122
Oberweis Micro-Cap Fund (a)	175	1,897
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,971
Perkins Mid Cap Value Fund - Class J	200	4,292
Royce Premier Fund - Investor Class (a)	300	5,466
T. Rowe Price Small-Cap Value Fund	100	3,383

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $1,322,922) (c)		1,544,554

TOTAL MUTUAL FUNDS (Cost $220,212,132)		277,278,201

Exchange-Traded Funds - 3.82%

Claymore/BNY Mellon BRIC ETF	64,751	2,741,557
iShares Dow Jones U.S. Basic Materials Sector Index Fund	42,353	2,711,863
PowerShares QQQ	113,090	5,568,552

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,731,954)		11,021,972

Money Market Securities - 0.23%
Fidelity Institutional Treasury Portfolio - Class I, 0.03% (d)	672,626	672,626

TOTAL MONEY MARKET SECURITIES (Cost $672,626)		672,626

TOTAL INVESTMENTS (Cost $230,616,712) - 100.24%		$288,972,799

Liabilities in excess of other assets - (0.24)%		(688,442)

TOTAL NET ASSETS - 100.00%		$288,284,357

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(d) Variable rate securities; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Mutual Funds - 98.06%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 96.98%

Ariel Appreciation Fund	31,755	$1,263,201
Ariel Fund	47,276	2,097,173
Columbia Acorn Select - Class Z (a)	72,134	1,876,923
Fairholme Fund	25,008	880,302
Fidelity Advisor Large Cap Fund - Institutional Class	88,803	1,561,154
Fidelity International Capital Appreciation Fund	97,129	1,137,376
Fidelity Small Cap Stock Fund (a)	87,091	1,544,992
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	58,144	1,242,534
Janus Overseas Fund - Class J	55,694	2,526,841
John Hancock Funds - Classic Value Fund - Institutional Class	71,358	1,151,712
Legg Mason Capital Management Opportunity Trust Fund - Investor Class (a)	105,619	1,251,588
Longleaf Partners Fund	28,266	762,055
Oakmark International Fund - Institutional Class	101,693	1,805,044
Oakmark International Small Cap Fund - Institutional Class	135,708	1,724,846
Oakmark Select Fund - Institutional Class	70,420	1,907,682
Oppenheimer International Small Company Fund - Class Y	99,287	2,068,159
Putnam Voyager Fund - Class Y	107,076	2,423,127
Royce Opportunity Fund - Institutional Class	165,588	1,842,997
Van Kampen Capital Growth Fund - Institutional Class (a)	86,110	1,051,400
Wasatch International Growth Fund (a)	27,634	446,565
William Blair Small Cap Growth Fund - Institutional Class (a)	56,451	1,335,067
The Yacktman Fund	135,158	2,215,238

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $27,110,206)		34,115,976

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 1.08% (b)

Artisan Small Cap Value Fund - Investor Class	150	2,370
BlackRock International Opportunities Portfolio - Institutional Class	100	3,173
Brown Capital Management Small Company Fund - Institutional Class (a)	150	5,553
Buffalo Small Cap Fund	150	3,818
FBR Focus Fund (a)	100	4,720
Fidelity OTC Portfolio (a)	6,983	347,278
Janus Venture Fund - Class J (a)	100	4,774
JPMorgan Small Cap Equity Fund - Class S	100	3,447
Longleaf Partners Small-Cap Fund (a)	100	2,482
Oppenheimer Small & Mid Cap Value Fund - Class Y (a)	100	2,971

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $379,288) (b)		380,586

TOTAL MUTUAL FUNDS (Cost $27,489,494)		34,496,562

Money Market Securities - 0.88%
Fidelity Institutional Treasury Portfolio - Class I, 0.03% (c)	310,512	310,512

TOTAL MONEY MARKET SECURITIES (Cost $310,512)		310,512

TOTAL INVESTMENTS (Cost $27,800,006) - 98.94%		$34,807,074

Other assets in exess of liabilities - 1.06%		372,629

TOTAL NET ASSETS - 100.00%		$35,179,703

(a) Non-income producing.
(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Managed Volatility Fund
Futures Contracts
April 30, 2010
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract June 2010 (a)	(12)	$(915,300)	$24,900
E-Mini S&P 500 Futures Contract June 2010 (b)	(19)	(1,124,230)	(34,913)
E- Mini Russell 2000 Mini Futures Contract June 2010 (c)	(18)	(1,287,900)	(63,900)

Total Short Futures Contracts			$(73,913)

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Assets and Liabilities
April 30, 2010
(Unaudited)		The Sound Mind
	The Sound Mind	Investing Managed
Assets	Investing Fund	Volatility Fund
Investments in securities:
At cost	$230,616,712	$27,800,006
At value	$288,972,799	$34,807,074

Cash held at broker (a)	-	264,083
Receivable for fund shares sold	587,250	153,000
Receivable for investments sold	298,137	-
Receivable for net variation margin on futures contracts	-	70,425
Interest receivable	16	7
Prepaid expenses	25,730	11,345
Total assets	289,883,932	35,305,934

Liabilities
Payable to Advisor (b)	235,042	24,932
Payable for investments purchased	600,000	-
Payable for fund shares redeemed	711,613	74,802
Payable to administrator, fund accountant and transfer agent	33,250	10,359
Payable to trustees and officers	1,249	1,394
Payable to custodian	8,776	3,629
Other accrued expenses	9,645	11,115
Total liabilities	1,599,575	126,231

Net Assets	$288,284,357	$35,179,703

Net Assets consist of:
Paid in capital	$287,828,303	$36,969,823
Accumulated undistributed net investment income (loss)	90,527	5,284
Accumulated net realized gain (loss) from investment transactions	(57,990,560)	(8,728,559)
Net unrealized appreciation (depreciation) on:
Investment Securities	58,356,087	7,007,068
Futures Contracts	-	(73,913)

Net Assets	$288,284,357	$35,179,703

Shares outstanding (unlimited number of shares authorized)	27,214,904	3,602,982

Net Asset Value (NAV) and offering price per share	$10.59	$9.76

Redemption price per share (c) (NAV * 98%)	$10.38	$9.56

(a) Cash used as collateral for futures contract transactions.
(b) See Note 5 in the Notes to the Financial Statements.
(c) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Operations
For the six months ended April 30, 2010
(Unaudited)
		The Sound Mind
	The Sound Mind	Investing Managed
	Investing Fund	Volatility Fund

Investment Income
Dividend income	$1,689,638	$255,716
Interest income	48	22
Total Investment Income	1,689,686	255,738

Expenses
Investment Advisor fee (a)	1,314,025	168,730
Administration expense	92,527	15,478
Transfer agent expense	64,699	27,503
Fund accounting expense	35,531	12,397
Registration expense	23,983	15,706
Custodian expense	23,292	8,734
Legal expense	12,875	12,955
Printing expense	11,926	1,897
Insurance expense	10,641	1,849
Auditing expense	6,876	6,878
Miscellaneous expense	4,483	1,758
CCO expense	3,897	4,000
Pricing expense	2,701	1,932
Trustee expense	2,357	2,356
24f-2 expense	175	-
Total Expenses	1,609,988	282,173
Advisor fees waived (a)	-	(29,078)
Other expense - Overdraft fee	26	246
Other expense reductions (b)	(10,855)	(2,887)
Net Expenses	1,599,159	250,454
Net Investment Income (Loss)	90,527	5,284

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment Securities	8,642,554	2,149,491
Futures Contracts	-	(564,182)
Change in unrealized appreciation (depreciation) on:
Investment Securities	38,918,278	3,888,878
Futures Contracts	-	(580,198)
Net realized and unrealized gain (loss) on investments and futures contracts	47,560,832	4,893,989
Net increase (decrease) in net assets resulting from operations	$47,651,359	$4,899,273

(a) See Note 5 in the Notes to the Financial Statements.
(b) Certain funds that the Funds invest in rebate back a portion of the distribution fee charged.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets
	The Sound Mind Investing Fund

	Six months ended
	April 30, 2010	Year ended
	(Unaudited)	October 31, 2009
Increase (decrease) in Net Assets due to:
Operations
Net investment income (loss)	$90,527	$(533,452)
Long term capital gain dividends from investment companies	-	4,603,476
Net realized gain (loss) on investment securities	8,642,554	(34,167,252)
Change in unrealized appreciation (depreciation) on investment securities	38,918,278	62,475,590
Net increase (decrease) in net assets resulting from operations	47,651,359	32,378,362

Distributions:
From return of capital	-	(1,118,178)
Total distributions	-	(1,118,178)

Capital Share Transactions
Proceeds from Fund shares sold	28,222,904	69,153,470
Reinvestment of distributions	-	1,082,949
Amount paid for Fund shares redeemed	(31,978,845)	(52,799,388)
Proceeds from redemption fees collected (a)	10,375	55,928
Net increase in net assets resulting
from capital share transactions	(3,745,566)	17,492,959

Total Increase (Decrease) in Net Assets	43,905,793	48,753,143

Net Assets
Beginning of period	244,378,564	195,625,421

End of period	$288,284,357	$244,378,564

Accumulated undistributed net investment income
included in net assets at end of period	$90,527	$-

Capital Share Transactions
Shares sold	2,830,665	9,168,522
Shares issued in reinvestment of distributions	-	151,674
Shares redeemed	(3,255,567)	(7,303,868)

Net increase from capital share transactions	(424,902)	2,016,328

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets

	The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2010	Year ended
	(Unaudited)	October 31, 2009
Increase (decrease) in Net Assets due to:
Operations
Net investment income (loss)	$5,284	$(140,878)
Long term capital gain dividends from investment companies	-	827,712
Net realized gain (loss) on:
Investment Securities	2,149,491	(4,742,581)
Futures Contracts	(564,182)	(3,824,673)
Change in unrealized appreciation (depreciation) on:
Investment Securities	3,888,878	9,937,592
Futures Contracts	(580,198)	(970,918)
Net increase (decrease) in net assets resulting from operations	4,899,273	1,086,254

Distributions:
From return of capital	-	(57,069)
Total distributions	-	(57,069)

Capital Share Transactions
Proceeds from Fund shares sold	4,166,700	18,739,175
Reinvestment of distributions	-	55,486
Amount paid for Fund shares redeemed	(7,821,895)	(19,121,863)
Proceeds from redemption fees collected (a)	1,191	13,002
Net increase in net assets resulting
from capital share transactions	(3,654,004)	(314,200)

Total Increase in Net Assets	1,245,269	714,985

Net Assets
Beginning of period	33,934,434	33,219,449

End of period	$35,179,703	$33,934,434

Accumulated undistributed net investment income
included in net assets at end of period	$5,284	$-

Capital Share Transactions
Shares sold	444,348	2,381,591
Shares issued in reinvestment of distributions	-	6,970
Shares redeemed	(854,692)	(2,358,721)

Net increase from capital share transactions	(410,344)	29,840

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)			The Sound Mind Investing Fund

	Six months ended
	April 30, 2010		Year ended		Year ended		Year ended		Period Ended
	(Unaudited)		October 31, 2009		October 31, 2008		October 31, 2007		October 31, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 8.84		$ 7.63		$ 13.87		$ 10.91		$ 10.00

Income from investment operations:
Net investment income (loss) (c)	-		(0.02)		0.18	(b)	0.05		(0.05)
Net realized and unrealized gain (loss)	1.75		1.27		(5.30)		3.00		0.96
Total from investment operations	1.75		1.25		(5.12)		3.05		0.91

Less Distributions to Shareholders:
From net investment income	-		-		(0.21)		(0.09)		-	(d)
From net realized gain	-		-		(0.86)		-		-
From return of capital	-		(0.04)		(0.05)		-		-
Total distributions	0.00		(0.04)		(1.12)		(0.09)		-

Paid in capital from redemption fees (e)	-		-		-		-		-

Net asset value, end of period	$ 10.59		$ 8.84		$ 7.63		$ 13.87		$ 10.91

Total Return (f)	19.80%	(g)	16.57%		-39.86%		28.13%		9.14%	(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 288,284		$ 244,379		$ 195,625		$ 247,411		$ 166,134
Ratio of expenses to average net assets (h) (i)	1.22%	(j)	1.28%		1.24%		1.25%		1.43%	(j)
Ratio of net investment income (loss) to
average net assets (c) (h)	0.07%	(j) (k)	(0.26)%	(k)	1.64%	(k)	0.37%	(k)	(0.82)%	(j)
Portfolio turnover rate	27.04%		124.85%		141.12%		115.48%		177.47%

(a) For the period December 2, 2005 (the date the Fund commenced operations) through October 31, 2006.
(b) Per share net investment income has been calculated using the average shares method.
(c) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Distributions to shareholders resulted in less than $0.005 per share.
(e) Redemption fees resulted in less than $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Not annualized.
(h) These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the
Schedule of Investments.
(i) This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.21%, 1.26%, 1.22%, 1.22%, and 1.43% for the periods ended April 30, 2010, October 31, 2009, October 31, 2008, October 31, 2007, and October 31, 2006, respectively.
(j) Annualized.
(k) This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)			The Sound Mind Investing Managed Volatility Fund

	Six months ended
	April 30, 2010		Year ended		Year ended		Period Ended
	(Unaudited)		October 31, 2009		October 31, 2008		October 31, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 8.46		$ 8.34		$ 11.85		$ 10.00

Income from investment operations:
Net investment income (loss) (c)	-		(0.04)		0.10	(b)	(0.08)
Net realized and unrealized gain (loss)	1.30		0.17		(3.45)		1.92
Total from investment operations	1.30		0.13		(3.35)		1.84

Less Distributions to Shareholders:
From net investment income	-		-		(0.13)		-
From return of capital	-		(0.01)		(0.04)		-
Total distributions	0.00		(0.01)		(0.17)		-

Paid in capital from redemption fees	-		-	(d)	0.01		0.01

Net asset value, end of period	$ 9.76		$ 8.46		$ 8.34		$ 11.85

Total Return (e)	15.37%	(f)	1.62%		-28.51%		18.50%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 35,180		$ 33,934		$ 33,219		$ 28,855
Ratio of expenses to average net assets (g) (h)	1.50%	(i)	1.50%		1.50%		1.50%	(i)
Ratio of expenses to average net assets
before waiver and reimbursement (g)	1.67%	(i)	1.66%		1.60%		1.92%	(i)
Ratio of net investment income to
average net assets (c) (g) (j)	0.03%	(i)	(0.41)%		1.01%		(1.12)%	(i)
Ratio of net investment income to
average net assets before waiver and reimbursement (c) (g)	(0.14)%	(i)	(0.57)%		0.91%		(1.54)%	(i)
Portfolio turnover rate	32.05%		132.52%		150.43%		118.04%

(a) For the period December 29, 2006 (the date the Fund commenced operations) through October 31, 2007.
(b) Per share net investment income has been calculated using the average shares method.
(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) These ratios exclude the impact of expenses of the underlying fund in which the Fund may invest, as represented in the
Schedule of Investments.
(h) This ratio does not include the effects of other expenses refunded by the underlying funds in which the Fund invests. If these refunds had been included, the ratio of expenses to average net assets would have been 1.48%, 1.48%, 1.47%
and 1.47% for the periods ended April 30, 2010, October 31, 2009, October 31, 2008, and October 31, 2007, respectively.
(i) Annualized.
(j) This ratio is presented net of the other expenses refunded by the underlying funds in which the Fund invests.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Sound Mind Investing Fund (the “SMI Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Sound Mind Investing Managed Volatility Fund (the “Managed Volatility Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 (collectively with the SMI Fund, the “Funds” or each a “Fund”).  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The SMI Fund commenced operations on December 2, 2005 and the Managed Volatility Fund commenced operations on December 29, 2006.  The investment advisor to each Fund is SMI Advisory Services, LLC (the “Advisor”). The SMI Fund seeks to provide long-term capital appreciation. The Managed Volatility Fund seeks to provide long-term capital appreciation with less volatility than broad U.S. equity markets.

 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Futures Contracts - The Managed Volatility Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.  Cash held at the broker as of April 30, 2010, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.  See Note 4 for information on futures contract activity during the six month period November 1, 2009 – April 30, 2010.

Short Sales – The Managed Volatility Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2005.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date the financial statements were issued and determined there were no material subsequent events.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually.  These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.  For the six months ended April 30, 2010, there were no such reclassifications.

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Derivative instruments the Funds invest in, such as futures contracts, are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the SMI Fund’s investments as of April 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Mutual Funds - greater than 1% of net assets	$275,733,647	$-	$-	$275,733,647

Mutual Funds - less than 1% of net assets	1,544,554	-	-	1,544,554

Exchange-Traded Funds	11,021,972	-	-	11,021,972

Money Market Securities	672,626	-	-	672,626

Total	$288,972,799	$-	$-	$288,972,799

The SMI Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Sound Mind Investing Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Managed Volatility Fund’s investments as of April 30, 2010:

    *The amount shown represents the gross unrealized depreciation, not the fair value of the futures contracts.

The Managed Volatility Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

In an attempt to lower its volatility compared to broad U.S. equity markets, the Managed Volatility Fund typically engages in short sales of futures contracts.  The Fund’s investments in derivatives (directly or indirectly through underlying funds) will expose it to various risks.  See Note 2 for more discussion on the Fund’s use of futures contracts.

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

The futures contracts the Fund enters into are considered to be equity risk instruments.  The contracts are traded on an exchange and, therefore, are regulated and provide the Fund with protection against counterparty risk.

The futures contracts can be found on the Statement of Assets and Liabilities under assets, receivable for net variation margin on futures contracts. At April 30, 2010, the receivable for futures contracts, at value was $70,425. The futures contracts can be found on the Statement of Operations under Realized and Unrealized Gain (Loss) on Investments.  For the six months ended April 30, 2010, the realized gain (loss) on futures contracts was $(564,182). The change in unrealized appreciation (depreciation) on futures contracts was $(580,198).  The Fund opened 207 contracts and closed 316 contracts in the six months ended April 30, 2010.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement with respect to each Fund (each an “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee

$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

For the six months ended April 30, 2010, the Advisor earned fees of $1,314,025 from the SMI Fund. For the six months ended April 30, 2010, the Advisor earned fees of $168,730 from the Managed Volatility Fund before the reimbursement described below. At April 30, 2010, $235,042 and $24,932 were owed to the Advisor from the SMI Fund and the Managed Volatility Fund, respectively.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary to maintain each Fund’s total annual expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary litigation expenses and any indirect expenses (such as expenses incurred by other investment companies acquired by a Fund), at 1.50% of each Fund’s average daily net assets through February 28, 2011. For the six months ended April 30, 2010, the Advisor did not waive any fees for the SMI Fund. For the six months ended April 30, 2010, the Advisor waived fees of $29,078 for the Managed Volatility Fund. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

Fees waived during the six months ended April 30, 2010 totaling $29,078 may be subject to potential recoupment by the Advisor from the Managed Volatility Fund through October 31, 2013.  The amounts subject to repayment by the Managed Volatility Fund, pursuant to the aforementioned conditions, at April 30, 2010 were as follows:

Subject to repayment
Amount	by October 31,

$ 73,032	2010
36,271	2011
55,476	2012

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended April 30, 2010, Unified earned fees of $92,527 and $15,478 for administrative services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2010, $16,055 and $2,908 was owed to Unified from the SMI Fund and Managed Volatility Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”).

For the six months ended April 30, 2010, the Custodian earned fees of $23,292 and $8,734 for custody services provided to the SMI Fund and the Managed Volatility Fund, respectively. At April 30, 2010, the Custodian was owed $8,776 and $3,629 from the SMI Fund and Managed Volatility Fund, respectively, for custody services.

The Custodian receives distribution fees from the underlying funds in which the Fund invests and forwards these fees back to the appropriate Fund. The Funds use the fees received to reduce gross expenses. A Trustee of the Trust is a member of management of the Custodian.

The Trust retains Unified to act as each Fund’s transfer agent and to provide the Funds with fund accounting services.  For the six months ended April 30, 2010, Unified earned fees of $46,369 from the SMI Fund for transfer agent services and $18,330 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2010, Unified earned fees of $10,775 from the Managed Volatility Fund for transfer agent services and $16,728 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services.

At April 30, 2010, Unified was owed $7,242 and $1,714 from the SMI Fund and Managed Volatility Fund, respectively, for transfer agent services. At April 30, 2010, Unified was owed $4,138 and $3,756 from the SMI Fund and Managed Volatility Fund, respectively, for out-of-pocket expenses. For the six months ended April 30, 2010, Unified earned fees of $35,531 and $12,397 from the SMI Fund and Managed Volatility Fund, respectively, for fund accounting services. At April 30, 2010, Unified was owed $5,815 and $1,981 from the SMI Fund and the Managed Volatility Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of each Fund.  There were no payments made to the Distributor by either Fund for the six months ended April 30, 2010.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 6.  INVESTMENTS

For six months ended April 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	SMI Fund	Managed
		Volatility Fund
Purchases
U.S. Government Obligations	$-	$-
Other	71,064,512	10,625,000
Sales
U.S. Government Obligations	$-	$-
Other	74,297,771	15,047,844

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 6.  INVESTMENTS – continued

At April 30, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes, excluding futures contracts was as follows:

	SMI Fund	Managed Volatility Fund

Gross Appreciation	$58,631,295	$7,024,498
Gross (Depreciation)	(275,208)	(17,430)
Net Appreciation (Depreciaton)
on Investments	$58,356,087	$7,007,068

At April 30, 2010, the aggregate cost of securities for federal income tax purposes (excluding futures contracts) was $230,616,712 and $27,800,006 for the SMI Fund and the Managed Volatility Fund, respectively.

NOTE 7.  ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2010, National Financial Securities Corporation (“NFSC”), for the benefit of others, held 25.10% of the outstanding shares of the SMI Fund. At April 30, 2010, NFSC, for the benefit of others, held 25.68% of the outstanding shares of the Managed Volatility Fund. As a result, NFSC may be deemed to control the SMI Fund and the Managed Volatility Fund.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

SMI Fund

The tax characterization of distributions for the fiscal years ended October 31, 2009 and October 31, 2008, was as follows:

	2009	2008
Distributions paid from:
Return of Capital	$1,118,178	$830,817
Ordinary Income	-	3,907,878
Short-term Capital Gain	-	4,359,184
Long-term Capital Gain	-	11,444,309
	$1,118,178	$20,542,188

At October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	(66,631,161)
Unrealized appreciation (depreciation)	19,435,856
$(47,195,305)

The Sound Mind Investing Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS - continued

At October 31, 2009, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $1,953.

Managed Volatility Fund

The tax characterization of distributions for the fiscal years ended October 31, 2009 and October 31, 2008, was as follows:

	2009	2008
Distributions paid from:
Return of Capital	$57,069	$105,931
Ordinary Income	-	360,031
Short-term Capital Gain	-	-
Long-term Capital Gain	-	-
	$57,069	$465,962

At October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	(9,794,136)
Unrealized appreciation (depreciation)	3,104,743
$(6,689,393)

At October 31, 2009, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $13,447 and the mark-to-market on futures contracts in the amount of $506,285.

NOTE 10. CAPITAL LOSS CARRYFORWARD

At October 31,2009, the SMI Fund had available for federal tax purposes an unused capital loss carryforward of $66,631,161 which is available for offset against future taxable net capital gains..  At October 31, 2009, the Managed Volatility Fund had available for federal tax purposes an unused capital loss carryforward of $9,794,136.   To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.  The carryforwards expire as follows:

SMI Fund	Managed	Expires
	Volatility Fund	October 31,
$-	$40,040	2015
36,587,156	896,513	2016
30,044,005	8,857,583	2017

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Chris Kashmerick, Chief Financial Officer and Treasurer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
SMI Advisory Services, LLC
11561 W. Grandview Dr.
Columbus, IN  47201

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

2BBecker Value Equity Fund

(NASDAQ: BVEFX)

0BSemi-Annual Report

1BApril 30, 2010

Fund Advisor:

Becker Capital Management, Inc.
1211 SW Fifth Avenue
Suite 2185
Portland, OR  97204

Toll Free: (800) 551-3998

Investment Results – (Unaudited)

1The Fund is changing its primary benchmark from The S&P 500® Index to the Russell 1000 Value Index based on the Advisor’s belief that the Russell 1000 Value Index more accurately reflects the larger capitalization composition, style and investment strategies of the Fund.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Current performance of a Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 1000 Value Index and The S&P 500® Index are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling 1-800-551-3998.  Please read it carefully before investing.  The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Becker Value Equity Fund, Russell 1000 Value Index, and the S&P 500 Index
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Value
Becker Value Equity Fund $14,947
Russell 1000 Value Index $13,560
S&P 500 Index $12,762
Inception Date 11/03/03
Oct-03
Apr-04
Oct-04
Apr-05
Oct-05
Apr-06
Oct-06
Apr-07
Oct-07
Apr-08
Oct-08
Apr-09
Oct-09
Apr-10
Date

The chart above assumes an initial investment of $10,000 made on November 3, 2003 (commencement of Fund operations) and held through April 30, 2010. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-551-3998.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.
2Companies with market capitalizations greater than $1.5 billion.

The Becker Value Equity Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor. The Fund will generally select stocks of companies with market capitalizations that exceed $1.5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for six months from November 1, 2009 to April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Becker Value Equity Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 95.00%	Shares	Value

Air Courier Services - 0.88%
FedEx Corp.	9,900	$891,099

Beverages - 2.00%
Coca-Cola Co. / The	38,000	2,031,100

Biological Products - 1.78%
Amgen, Inc. (a)	31,500	1,806,840

Crude Petroleum & Natural Gas - 5.42%
Devon Energy Corp.	24,025	1,617,603
Pioneer Natural Resources Co.	27,500	1,763,575
Royal Dutch Shell PLC (b)	34,000	2,133,500
		5,514,678

Drilling Oil & Gas Wells - 2.64%
Diamond Offshore Drilling, Inc.	5,000	395,500
Helmerich & Payne, Inc.	25,500	1,035,810
Weatherford International, Ltd. (a)	69,000	1,249,590
		2,680,900

Electric & Other Services Combined - 4.08%
FPL Group, Inc.	43,000	2,238,150
Xcel Energy, Inc.	87,710	1,907,693
		4,145,843

Electronic & Other Electrical Equipment - 3.07%
Emerson Electric Co.	19,710	1,029,453
General Electric Co.	111,000	2,093,460
		3,122,913

Electronic Computers - 2.14%
Dell, Inc. (a)	134,400	2,174,592

Electronic Connectors - 1.45%
Tyco International, Ltd.	38,000	1,474,020

Fats & Oils - 3.79%
Archer-Daniels-Midland Co.	62,150	1,736,471
Bunge, Ltd.	40,000	2,118,000
		3,854,471

Fire, Marine & Casualty Insurance - 3.89%
Allstate Corp.	58,000	1,894,860
Chubb Corp.	39,000	2,061,930
		3,956,790

Food & Kindred Products - 1.82%
Nestle SA (b)	37,805	1,848,664

Hospital & Medical Service Plans - 1.35%
Aetna, Inc.	46,500	1,374,075

Insurance Agents, Brokers & Service - 1.88%
Marsh & McLennan Companies, Inc.	79,000	1,913,380

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 95.00% - continued	Shares	Value

Life Insurance - 2.08%
MetLife, Inc.	46,500	$2,119,470

Malt Beverages - 1.01%
Molson Coors Brewing Co. - Class B	23,200	1,029,152

Meat Packing Plants - 1.59%
Hormel Foods Corp.	39,595	1,613,892

Motor Vehicles & Passenger Car Bodies - 0.85%
Honda Motor Co., Ltd. (b)	25,700	868,403

National Commercial Banks - 4.04%
JPMorgan Chase & Co.	46,000	1,958,680
PNC Financial Services Group, Inc.	16,000	1,075,360
U.S. Bancorp	40,000	1,070,800
		4,104,840

Office Machines - 1.45%
Pitney Bowes, Inc.	58,300	1,480,820

Oil, Gas Field Services - 2.25%
Schlumberger, Ltd.	32,000	2,285,440

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.80%
Zimmer Holdings, Inc. (a)	30,100	1,833,391

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.59%
PPG Industries, Inc.	23,000	1,618,510

Petroleum Refining - 6.64%
Chevron Corp.	24,575	2,001,388
ConocoPhillips	44,500	2,633,955
Murphy Oil Corp.	35,200	2,117,280
		6,752,623

Pharmaceutical Preparations - 3.92%
Abbott Laboratories	37,500	1,918,500
Merck & Co., Inc.	59,000	2,067,360
		3,985,860

Public Building and Related Furniture - 1.99%
Johnson Controls, Inc.	60,200	2,022,118

Radio & TV Broadcasting & Communications Equipment - 3.00%
L-3 Communications Holdings, Inc.	22,500	2,105,325
Nokia Corp. (b)	78,190	950,790
		3,056,115

Retail - Grocery Stores - 1.99%
Kroger Co.	91,000	2,022,930

Retail - Variety Stores - 2.00%
Costco Wholesale Corp.	3,300	194,964
Wal-Mart Stores, Inc.	34,190	1,834,294
		2,029,258

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 95.00% - continued	Shares	Value

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.13%
Harris Corp.	41,620	$2,142,598
Raytheon Co.	35,400	2,063,820
		4,206,418

Semiconductors & Related Devices - 1.91%
Intel Corp.	85,000	1,940,550

Services - Prepackaged Software - 5.44%
Electronic Arts, Inc. (a)	53,900	1,044,043
Microsoft Corp.	85,000	2,595,900
Symantec Corp. (a)	113,050	1,895,849
		5,535,792

State Commercial Banks - 1.39%
State Street Corp.	32,600	1,418,100

Surgical & Medical Instruments & Apparatus - 2.73%
Becton, Dickinson & Co.	24,000	1,832,880
Covidien PLC	19,715	946,123
		2,779,003

Telephone Communications - (No Radio Telephone) - 3.88%
AT&T, Inc.	74,500	1,941,470
Verizon Communications, Inc.	69,600	2,010,744
		3,952,214

Wholesale - Drugs Proprietaries & Druggists' Sundries - 2.04%
McKesson Corp.	32,000	2,073,920

Wholesale - Electronic Parts & Equipment - 1.09%
Tyco Electronics, Ltd.	34,550	1,109,746

TOTAL COMMON STOCKS (Cost $83,921,929)		96,627,930

Money Market Securities - 5.17%
Federated Government Obligations Fund - Institutional shares, 0.02% (c)	5,262,709	5,262,709

TOTAL MONEY MARKET SECURITIES (Cost $5,262,709)		5,262,709

TOTAL INVESTMENTS (Cost $89,184,638) - 100.17%		$101,890,639

Liabilities in excess of other assets - (0.17)%		(177,840)

TOTAL NET ASSETS - 100.00%		$101,712,799

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets
Investment in securities:
At cost	$89,184,638
At value	$101,890,639

Receivable for Fund shares sold	48,540
Dividends receivable	166,366
Prepaid expenses	19,990
Interest receivable	86
Total assets	102,125,621

Liabilities
Payable to Advisor (a)	53,731
Payable for investments purchased	285,631
Payable to adminstrator, fund accountant and transfer agent	13,569
Payable to trustees and officers	947
Payable to custodian	2,486
Payable for Fund shares redeemed	45,189
Other accrued expenses	11,269
Total liabilities	412,822

Net Assets	$101,712,799

Net Assets consist of:
Paid in capital	$94,302,307
Accumulated undistributed net investment income (loss)	351,076
Accumulated net realized gain (loss) from investment transactions	(5,646,585)
Net unrealized appreciation (depreciation) on investments	12,706,001

Net Assets	$101,712,799

Shares outstanding (unlimited number of shares authorized)	8,242,027

Net asset value and offering price per share	$12.34

Redemption price per share (b) (NAV * 99%)	$12.22

(a) See Note 4 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 1.00%
on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statement of Operations
For the six months ended April 30, 2010
(Unaudited)

Investment Income
Dividend income (Net of foreign withholding taxes of $16,218)	$965,216
Interest income	760
Total Income	965,976

Expenses
Investment Advisor fee (a)	389,251
Administration expenses	41,199
Transfer agent expenses	22,621
Fund accounting expenses	20,810
Legal expenses	12,663
Registration expenses	9,924
Custodian expenses	7,610
Audit expenses	6,943
Trustee expenses	4,441
CCO expenses	3,993
Insurance expense	3,741
Pricing expenses	2,581
Report printing expense	1,790
24f-2 expense	997
Miscellaneous expenses	440
Total Expenses	529,004
Fees waived by Advisor (a)	(93,958)
Net operating expenses	435,046
Net Investment Income (Loss)	530,930

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	1,457,480
Change in unrealized appreciation (depreciation) on investment securities	8,767,959
Net realized and unrealized gain (loss) on investment securities	10,225,439
Net increase (decrease) in net assets resulting from operations	$10,756,369

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Statements of Changes In Net Assets

	Six months
	ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009
Operations
Net investment income (loss)	$530,930	$1,058,036
Net realized gain (loss) on investment securities	1,457,480	(6,150,528)
Change in unrealized appreciation (depreciation) on investment securities	8,767,959	16,179,554
Net increase (decrease) in net assets resulting from operations	10,756,369	11,087,062

Distributions
From net investment income	(988,950)	(779,308)
Total distributions	(988,950)	(779,308)

Capital Share Transactions
Proceeds from shares sold	18,948,630	31,334,759
Reinvestment of distributions	688,745	507,548
Amount paid for shares redeemed	(9,653,986)	(17,727,265)
Proceeds from redemption fees collected (a)	15	535
Net increase (decrease) in net assets resulting
from share transactions	9,983,404	14,115,577

Total Increase (Decrease) in Net Assets	19,750,823	24,423,331

Net Assets
Beginning of period	81,961,976	57,538,645

End of period	$101,712,799	$81,961,976

Accumulated undistributed net investment income
included in net assets at end of period	$351,076	$809,096

Capital Share Transactions
Shares sold	1,595,429	3,375,174
Shares issued in reinvestment of distributions	58,917	57,028
Shares redeemed	(808,062)	(1,873,322)

Net increase (decrease) from capital share transactions	846,284	1,558,880

(a) The Fund charges a redemption fee of 1.00% on
shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Six Months
	ended		Year	Year		Year	Year	Year
	4/30/10		ended	ended		ended	ended	ended
	(Unaudited)		10/31/2009	10/31/2008		10/31/2007	10/31/2006	10/31/2005

Selected Per Share Data
Net asset value, beginning of period	$ 11.08		$ 9.86	$ 15.17		$ 14.20	$ 12.59	$ 11.09

Income from investment operations:
Net investment income (loss)	0.06		0.14	0.13		0.16	0.14	0.09
Net realized and unrealized gains (losses)	1.33		1.20	(4.37)		1.40	2.05	1.49
Total income (loss) from investment operations	1.39		1.34	(4.24)		1.56	2.19	1.58

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.12)	(0.16)		(0.14)	(0.08)	(0.04)
From net realized gain	-		-	(0.91)		(0.45)	(0.50)	(0.04)
Total distributions	(0.13)		(0.12)	(1.07)		(0.59)	(0.58)	(0.08)

Paid in capital from redemption fees (a)	-		-	-		-	-	-

Net asset value, end of period	$ 12.34		$ 11.08	$ 9.86		$ 15.17	$ 14.20	$ 12.59

Total Return (b)	12.60%	(d)	13.91%	-29.83%		11.18%	17.91%	14.24%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 101,713		$ 81,962	$ 57,539		$ 68,211	$ 51,439	$ 34,871
Ratio of expenses to average net assets	0.95%	(e)	0.95%	0.99%	(c)	1.00%	1.00%	1.00%
Ratio of expenses to average net assets
before waiver & reimbursement	1.16%	(e)	1.36%	1.33%		1.31%	1.43%	1.73%
Ratio of net investment income to
average net assets	1.16%	(e)	1.62%	1.10%		1.14%	1.15%	0.75%
Ratio of net investment income to average
net assets before waiver & reimbursement	0.95%	(e)	1.21%	0.76%		0.83%	0.72%	0.02%
Portfolio turnover rate	13.71%		44.97%	45.97%		38.95%	30.47%	35.46%

(a) Redemption fees resulted in less than $0.005 per share in each period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Effective September 1, 2008, the Advisor contractually agreed to lower the Fund's expense cap to 0.95%.
Prior to September 1, 2008, the Fund's expense cap was 1.00%.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Equity Fund
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The Becker Value Equity Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on June 9, 2003.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The Fund commenced operations on November 3, 2003.  The investment advisor to the Fund is Becker Capital Management, Inc. (the “Advisor”).  The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Becker Value Equity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date these financial statements were issued and determined there were no material subsequent events, except as otherwise noted in these notes.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and American Depositary Receipts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Becker Value Equity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:
		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$90,826,573	$-	$-	$90,826,573

American Depositary Receipts*	5,801,357	-	-	5,801,357

Money Market Securities	5,262,709	-	-	5,262,709

Total	$101,890,639	$-	$-	$101,890,639
* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Becker Value Equity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average net assets. For the six months ended April 30, 2010, before the waiver described below, the Advisor earned a fee of $389,251 from the Fund.  The Advisor has contractually agreed through February 28, 2011 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest,  and extraordinary litigation expenses do not exceed 0.95% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the Advisor waived fees of $93,958.  At April 30, 2010, the Advisor was owed $53,731 from the Fund for advisory services.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitations in place at the time of the waiver.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2009 are as follows:

Recoverable through
Amount	October 31,

$193,400	2010
$206,122	2011
$270,984	2012

For the six months ended April 30, 2010, $93,958 may be subject to potential repayment by the Fund to the Advisor through October 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended April 30, 2010, Unified earned fees of $41,199 for administrative services provided to the Fund.  At April 30, 2010, the Fund owed Unified $6,254 for administrative services.  Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian. For the six months ended April 30, 2010, the Custodian earned fees of $7,610 for custody services provided to the Fund.  At April 30, 2010, the Fund owed the Custodian $2,486 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2010, Unified earned fees of $8,359 from the Fund for transfer agent services and $14,262 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2010, Unified earned fees of $20,810 from the Fund for fund accounting services.  At April 30, 2010, the Fund owed Unified $1,341 for transfer agent services, $2,233 in reimbursement of out-of-pocket expenses, and $3,741 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended April 30, 2010.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

Becker Value Equity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 5.  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	18,558,204
Sales
U.S. Government Obligations	$-
Other	11,981,975

At April 30, 2010, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$14,648,401
Gross (Depreciation)	(1,942,400)
Net Appreciation
(Depreciation) on Investments	$12,706,001

At April 30, 2010, the aggregate cost of securities for federal income tax purposes, was $89,184,638.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At April 30, 2010, Commercial Properties, for the benefit of others, owned 28.25% of the outstanding shares of the Fund.  Thus, Commercial Properties may be deemed to control the Fund.

Becker Value Equity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2009, the Fund paid an income distribution of $0.1290 per share or $988,950 to shareholders of record on December 22, 2009.

The tax character of distributions paid for the fiscal years ended October 31, 2009 and 2008 were as follows:

Distributions paid from:	2009	2008
Ordinary income	$779,308	$705,623
Short-term Capital Gain	-	302,860
Long-term Capital Gain	-	3,618,765
	$779,308	$4,627,248

*Short term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$809,096
Capital loss carryforward	(7,002,411)
Unrealized appreciation (depreciation)	3,836,388

$(2,356,927)

At October 31, 2009, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $101,654.

NOTE 9.  CAPITAL LOSS CARRYFORWARD

At October 31, 2009, the Fund had available for federal tax purposes unused capital loss carryforwards of $7,002,411, which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

Amount                                           Expires October 31,
$953,537                                           2016
$6,048,874                                        2017

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 551-3998 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John C. Swhear, Senior Vice President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Heather Bonds, Secretary

INVESTMENT ADVISOR
Becker Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2185
Portland, OR  97204

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Jones Villalta Opportunity Fund

Semi-Annual Report

April 30, 2010

Fund Adviser:

Jones Villalta Asset Management, LLC
805 Las Cimas Parkway, Suite 125
Austin, TX 78746

Toll Free (866) 950-5863

Jones Villalta Opportunity Fund (JVOFX)
Managed by Jones Villalta Asset Management, LLC

Semi-Annual Report Commentary – April 30, 2010

The market has moved significantly higher over the past six months, starting 2010 on a very good note, after having provided above average returns for 2009.  For the six months ended April 30, 2010, JVOFX is up 21.07% on a total return basis.  By comparison, the S&P 500 ® index has produced a total return of 15.66% and the Russell 1000 index has produced a total return of 16.77%, over this same time period.

As of April 30th, few stocks that we’ve owned since October 31st have moved lower over this six month time period.  SUPERVALU Inc., Pfizer Incorporated, The Goldman Sachs Group, Inc. and AES Corporation are the only holdings that we’ve owned for the entire six month period that have not moved higher – and these are only off modestly from October 31st prices (at most less than 15% from the end of October).

Consumer discretionary issues, on the whole, performed best as a group for JVOFX since October 31st.  Every one of our consumer discretionary issues moved higher over the six month period, and 9 of the 11 holdings moved higher by more than 30%, with 3 of these holdings advancing by more than 70%.  Ford Motor Company, MGM Mirage, Inc. and Royal Caribbean Cruises Ltd. were the three best performing issues in the portfolio over the six month period ending April 30th.  On the whole, 22 out of 35 issues held in the portfolio at the end of April advanced more than 10% over the six month period, with 16 of these issues advancing more than 20% and 12 of these issues advancing more than 30%.

For the six month period ending April 30th we sold two stock holdings in their entirety: AOL Inc. (AOL) and UTStarcom Inc. (UTSI).  AOL was a spin-off of Time Warner Inc., and was a minor position that we felt had less potential than other holdings in the portfolio.  UTSI, the smallest issue in the portfolio, was focused on selling telecommunications equipment to emerging markets, with China being the largest geographic buyer of its equipment.  While UTSI is currently incorporated in California, the company has recently decided to re-incorporate in China, in order to be closer to its largest customers.  Our strategy is focused on the analysis and selection of stocks that are domiciled in the United States.  We limit the universe of stocks from which we select portfolio holdings in order to focus our attention on a sub-set of the domestic stock market. Thus, we know our universe very well.  UTSI now falls outside of our universe, in a country with different reporting and accounting guidelines.  We have determined that it no longer is a good fit for our portfolio.

As we move forward in 2010 our perception of the market is quite a bit different from our perception at the start of 2009.  While consumer discretionary, information technology and financials remain our three largest sectors, we have made significant changes to the portfolio in order to re-position ourselves for the next leg of the market’s trajectory.  While we continue to believe that risk will be rewarded in the months ahead, the vast chasm between intrinsic value and market value for consumer discretionary stocks has been rectified over the past year.  Consequently, while we continue to see value in this sector going forward, we have decided to pare our relative weighting in this sector, and started to do this over the past six months.

Going forward, we believe above market returns will come more from the underlying risk of a particular sector or holding, rather than a bounce off the bottom.  As for consumer discretionary issues, we continue to believe that this sector of the market will grow at a rate that exceeds the broad market as a whole.  For example, we feel MGM Mirage, Inc. and Royal Caribbean Cruises Ltd. are undervalued in relation to their growth prospects, not due to the panic of late 2008 and early 2009.  These two companies should benefit as we move forward on an economic recovery, and our returns on these issues will be commensurate with the growth that they are expected to provide.  However, as this growth is predicated on the economy’s continued recovery, these positions are not without risk.  While we continue to believe that the return out-weighs the risk with regard to these issues, we recognize that the weighting of return in relation to risk has changed as these holdings have moved off of panic-driven lows.  We are likely splitting hairs in articulating this position, but we do think it’s worth noting. As we have pared our holdings in consumer discretionary issues, we have moved funds into energy issues and financials, as these sectors provide an increasingly attractive risk-adjusted return.

Pursuant to this repositioning, we have been building a larger stake in the financial sector with significant positions in many large banks and financial service conglomerates.  Our positions in this sector include Bank of America Corporation (BAC), Citigroup Inc. (C), JP Morgan Chase & Company (JPM), The Goldman Sachs Group, Inc. (GS) and Wells Fargo & Company (WFC).  In addition, we hold a significant position in General Electric Company, which maintains a large stake in financial services through its subsidiary companies.

We are cognizant that there are some negatives that are associated with owning these large financial institutions at the present time.  There will be some form of financial reform that will have a material effect on all financial firms’ profitability.  Moreover, the economic environment, beset by high unemployment and a housing market that has yet to move in a decidedly positive direction, poses a risk of greater than expected loan loss provisions in 2010 and 2011. Finally, the predominant story affecting markets as I write this commentary involves assessing the risk to US companies of Europe’s debt woes and an associated slowdown in continental Europe.  Still, in spite of these negatives, there is much to like in the financial sector.  Indeed, we believe the positives more than out-weigh the negatives and present us with a very attractive risk-reward tradeoff.

While many of our financial holdings have attributes that are particular to specific company characteristics, there are other attributes that are more pervasive:

•
To say that there is a degree of over-pessimism associated with large banking institutions is an understatement.  The current political and cultural environment is openly hostile toward large banks – and specifically those that received large TARP investments.

•
For better or worse, the current Federal Reserve stimulus favors large banks.  While some may debate the appropriateness of the current Federal Reserve position, there is no debating that the current environment is generating significant profits for large banks.  While this benefit will diminish over time, in the interim it is allowing financial firms to rebuild their balance sheets and overcome the significant loan loss provisions of recent quarters.

•
The number of large banking institutions in the US has become more limited over the past year, creating a more concentrated marketplace with increased pricing power and fewer consumer and business choices.

•	We should be nearing a peak in the provisioning of loan and lease losses at this point in the cycle, and these expenses should diminish in coming quarters.

Loan loss provisions are a key element to our thesis with regard to many of these issues.  For example, BAC had loan loss provisions that eclipsed $48 billion in 2009.  In coming years this figure will likely fall to half this amount.  Most of this benefit will fall directly to BAC’s bottom line and will be available to shareholders in the form of dividends or stock repurchases.  We expect that as we move into 2011 and 2012 we will see BAC’s return on equity triple from current cyclical lows.  We see similar effects at WFC, JPM and C, although the magnitudes are not as extreme as is the case at BAC.

Moreover, with regard to JPM, BAC and WFC, part of the appeal from a valuation perspective pertains to purchases made by these institutions at the peak of the credit crisis.  JPM’s purchase of Washington Mutual and Bear Stearns Companies, BAC’s purchase of Countrywide Financial and Merrill Lynch and WFC’s purchase of Wachovia were all prescient and were done at extremely advantageous prices.  In addition to the benefits cited above, these advantageous purchases should leverage these institutions’ operating earnings in coming quarters as the effects of a recovering economy contribute to a greater extent to earnings at institutions that took advantage of the environment.

Since October of 2009 (the time of our annual report and commentary) we added two positions in the energy sector, Transocean Ltd. (RIG) and Chesapeake Energy Corporation (CHK).  As the economy turns the corner, we’ve made a conscious effort to add to energy as we believe the return for these holdings in relation to the valuation risk that we implicitly take is appealing.  CHK’s valuation has suffered with the downward movement in natural gas prices.  Given our bias towards issues where we feel there is inordinate pessimism, this is a clear fit for us.  Natural gas will clearly be an important element to our national energy needs for years to come.  Natural gas prices move up and down, so purchasing a natural gas company when prices are relatively low is attractive to us.  We find it very appealing that even CHK is starting to look for oil, as the disparity between the price of oil and the price of natural gas has been extreme.  When producers start focusing their attention on oil, at the expense of investments in natural gas, we can’t help but believe that the pricing is reaching a low price in the cycle.  Generally a good time to purchase any asset (be it a commodity, real or financial asset) is when investment dollars have been fleeing the asset, not rushing in.

RIG is a holding that’s been in the press lately, as it was the owner of the Deepwater Horizon rig that was contracted to BP plc and was central to the environmental disaster that has occurred in the Gulf of Mexico.  We have neither added to this position, nor have we sold it since the sinking of the rig in April.  While we believe that this will be an expensive ordeal for RIG, the effects of the disaster are, in our view, more than fully reflected in the company’s share price at this point.  Since the time of the explosion on April 20th, and the subsequent sinking of the Deepwater Horizon rig, RIG has lost more than $8 billion in market value.  We believe barring a finding of gross negligence, which would be very difficult to prove, BP plc will end up being responsible for the cleanup effort and most of the liabilities arising from civil litigation.  This is not to say that RIG will not bear some of the responsibilities and expenses (particularly its own legal expenses), but the overall cost to RIG will likely be far less than the $8 billion implied by the share price retreat.

We’ve written about our expectations for the economy before, but it’s worth repeating that we see the economic backdrop—and stock market’s trajectory—following three phases:

1.	The economy and corporate profitability fall off, as demand moves significantly lower (in this case on the back of a housing bust and a shock to our financial institutions).
2.	Companies cut back both expenditures and personnel, exacerbating economic problems, but restoring profitability and establishing a new base for growth.
3.	Improved corporate profitability results in increased capital expenditures and an improved labor market—starting a reinforcing virtuous cycle (of improved demand and growth).

Right now we continue to be in the second phase of this cycle, if not moving into the third phase.  While unemployment remains a very important sticking point, we continue to believe that this metric will improve as 2010 moves forward.

Economic data remains choppy at the present time, but the trajectory is clear.  The economy is improving and the improvements will likely accelerate as unemployment recedes through the next two years.

Finally, it is important to note that in spite of the broad market’s performance over the past year, we are far from a state of euphoria.  Indeed, after significant net mutual fund outflows in 2007, 2008 and 2009, we’ve only seen a trickle of funds enter the market in 2010.  Why is this important?  Well, as we’ve noted previously, at the end of the day, market bubbles and market busts are, for the most part, the result of poor capital allocation decisions.  Markets, be they stock, housing, venture capital, gold or tulips, reflect underlying values fairly well in the absence of significant  cash flows in either direction.  The outflows in stock market mutual funds in 2007 and 2008 set the stage for extreme under-valuation in early 2009, and the inflow of funds into the housing market in recent years led to a bubble in this market – as did flows into equity markets in the late-1990s.  While much is being made of whether the market is “ahead of itself” or over-valued, extreme over-valuation is unlikely in the absence of a significant inflow of cash.  As money market balances and bond mutual fund balances remain elevated in a historical context, we think over-valuation is unlikely.  Indeed, we think the market is, if anything, not reflecting the positive economic data that has trickled forth over the past few months.

Our enthusiasm is surely evident in this commentary and in previous writings, and we believe that we have positioned the portfolio to benefit from a continued economic recovery.  While there is always uncertainty in investment markets, and the market will likely remain volatile for some time, we currently believe the risk-reward tradeoff inherent in owning stocks is tilted favorably towards investment.

Thomas Villalta, CFA

Chief Investment Officer and Portfolio Manager

Jones Villalta Asset Management, LLC

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-950-5863.

*      Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**    The Russell 1000 and the S&P 500® Indices are  widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of the Growth of a $10,000 Investment in the Jones Villalta Opportunity Fund, Russell 1000 Index and the S&P 500(R) Index

Jones Villalta Opportunity Fund $16,867
Russell 1000 Index $14,500
S&P 500 ® Index $14,046
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
Value
December-08
January-09
February-09
March-09
April-09
May-09
June-09
July-09
August-09
September-09
October-09
November-09
December-09
January-10
February-10
March-10
April-10
Date

The chart above assumes an initial investment of $10,000 made on December 23, 2008 (commencement of Fund operations) and held through April 30, 2010. The Russell 1000 and the S&P 500® Indices are  widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-950-5863. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

   1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Jones Villalta Opportunity Fund	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During the Period Ended April 30, 2010
Actual*	$1,000.00	$1,210.73	$6.85
Hypothetical**	$1,000.00	$1,018.60	$6.26
*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
** Assumes a 5% return before expenses.

Jones Villalta Opportunity Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 95.57%	Shares	Value

Consumer Discretionary - 25.26%
Automobiles
Ford Motor Co. (a)	9,445	$122,974

Hotels, Restaurants & Leisure
MGM MIRAGE (a)	11,580	184,006
Royal Caribbean Cruises, Ltd. (a)	3,600	129,024
		313,030
Household Durables
Toll Brothers, Inc. (a)	4,730	106,756

Internet & Catalog Retail
Liberty Media Corp. - Interactive - Class A (a)	5,970	91,759

Media
Comcast Corp. - Class A	8,210	162,065
Time Warner Cable, Inc.	2,455	138,094
Time Warner, Inc.	3,075	101,721
Walt Disney Co./ The	2,965	109,231
		511,111

Retailing
Gap, Inc. / The	4,425	109,430
Home Depot, Inc. / The	3,705	130,601
		240,031

Energy - 2.82%
Oil, Gas & Consumable Fuels
ConocoPhillips	2,610	154,486

Financials - 18.53%
Banks
Bank of America Corp.	12,240	218,239
JPMorgan Chase & Co.	4,620	196,720
Wells Fargo & Co.	6,650	220,182
		635,141

Financials
Citigroup, Inc. (a)	41,195	180,022
Goldman Sachs Group, Inc. / The	1,385	201,102
		381,124

Health Care - 4.17%
Pharmaceuticals, Biotechnology & Life Sciences
Johnson & Johnson	1,990	127,957
Pfizer, Inc.	6,040	100,989
		228,946

Industrials - 5.49%
Industrials Conglomerates
General Electric Co.	11,465	216,230

Machinery
Caterpillar, Inc.	1,250	85,112

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 95.57% - continued	Shares	Value

Information Technology - 24.69%
Communications Equipment
Corning, Inc.	9,030	$173,828
NII Holdings, Inc. (a)	1,230	52,177
		226,005

Computers & Peripherals
Dell, Inc. (a)	13,030	210,825

Semiconductors & Semiconductor Equipment
Intel Corp.	8,735	199,420

Software & Services
Microsoft Corp.	6,100	186,294
Oracle Corp.	4,905	126,745
		313,039

Technology Hardware & Equipment
EMC Corp. (a)	10,225	194,377
International Business Machines Corp.	1,635	210,915
		405,292

Materials - 4.47%
Chemicals
Mosaic Co. / The	2,095	107,138

Metals & Mining
Alcoa, Inc.	10,250	137,760

Services - 6.27%
Grocery Stores
SUPERVALU, INC.	8,865	132,089

Oil & Gas Drilling
Chesapeake Energy Corp.	3,845	91,511
Transocean Ltd. (a)	1,660	120,267
		211,778

Utilities - 3.87%
Electric Utilities
AES Corp. / The (a)	18,410	212,451

TOTAL COMMON STOCKS (Cost $4,355,651)		5,242,497

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Money Market Securities - 4.05%	Shares	Value

Fidelity Institutional Money Market Portfolio, 0.25% (b)	222,452	$222,452

TOTAL MONEY MARKET SECURITIES (Cost $222,452)		222,452

TOTAL INVESTMENTS (Cost $4,578,103) - 99.62%		$5,464,949

Other assets less liabilities - 0.38%		20,734

TOTAL NET ASSETS - 100.00%		$5,485,683

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets:
Investments in securities:
At cost	$4,578,103
At fair value	$5,464,949

Receivable due from Adviser (a)	10,311
Receivable for fund shares sold	9,989
Dividends receivable	770
Interest receivable	42
Prepaid expenses	17,708
Total assets	5,503,769

Liabilities:
Payable to administrator, fund accountant and transfer agent	6,040
Payable to trustees and officers	1,170
Payable to custodian	660
Other accrued expenses	10,216
Total liabilities	18,086

Net Assets:	$5,485,683

Net Assets consist of:
Paid in capital	$4,563,586
Accumulated undistributed net investment income (loss)	(4,728)
Accumulated net realized gain (loss) on investments	39,979
Net unrealized appreciation (depreciation) on investments	886,846

Net Assets:	$5,485,683

Shares outstanding (unlimited number of shares authorized)	329,837

Net asset value and offering
price per share	$16.63

Redemption price per share ($16.63 * 99%) (b)	$16.46

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 1% redemption fee on shares redeemed within 90 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statement of Operations
For the period ended April 30, 2010 (Unaudited)

Investment Income
Dividend income	$13,170
Interest income	214
Total Investment Income	13,384

Expenses
Investment adviser fee (a)	13,282
Administration expense	17,759
Transfer agent expense	17,262
Registration expense	13,790
Fund accounting expense	12,397
Legal expense	8,229
Auditing expense	6,868
CCO expense	3,895
Trustee expense	2,147
Custodian expense	2,051
Pricing expense	1,952
Miscellaneous expense	1,094
Insurance expense	551
Printing expense	382
24f-2 expense	46
Total Expenses	101,705
Less: Fees waived and expenses reimbursed by Adviser (a)	(85,103)
Net operating expenses	16,602
Net Investment Income (Loss)	(3,218)

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	39,982
Change in unrealized appreciation (depreciation) on
investment securities	435,232
Net realized and unrealized gain on investment securities	475,214
Net increase in net assets resulting from operations	$471,996

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Statement of Changes In Net Assets

	For the
	Six Months Ended	For the
	April 30, 2010	Period Ended
Increase (decrease) in net assets:	(Unaudited)	October 31, 2009	(a)
Operations:
Net investment income (loss)	$(3,218)	$2,617
Net realized gain (loss) on investment securities	39,982	16,549
Change in unrealized appreciation (depreciation) on investment securities	435,232	451,614
Net increase in net assets resulting from operations	471,996	470,780

Distributions to shareholders:
From net investment income	(1,510)	(3,294)
From net realized gains	(15,875)	-
Total distributions	(17,385)	(3,294)

Capital Share Transactions:
Proceeds from Fund shares sold	3,519,969	1,066,700
Reinvestment of distributions	17,374	3,294
Amount paid for Fund shares redeemed	(19,158)	(24,785)
Proceeds from redemption fees	192	-
Net increase in net assets resulting
from capital share transactions	3,518,377	1,045,209

Total Increase in Net Assets	3,972,988	1,512,695

Net Assets
Beginning of period	1,512,695	-

End of period	$5,485,683	$1,512,695

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(4,728)	$-

Capital Share Transactions
Shares sold	220,825	110,394
Shares issued in reinvestment of distributions	1,151	399
Shares repurchased	(1,148)	(1,784)

Net increase from capital share transactions	220,828	109,009

(a) For the period December 23, 2008 (Commencement of Operations) to October 31, 2009

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Financial Highlights
(For a share outstanding during the period)	For the
	Six Months Ended		For the
	April 30, 2010		Period Ended
	(unaudited)		October 31, 2009	(a)

Selected Per Share Data:
Net asset value, beginning of period	$13.88		$10.00

Income from investment operations:
Net investment income	(0.02)	(b)	0.02
Net realized and unrealized gain	2.93		3.89
Total from investment operations	2.91		3.91

Less Distributions to shareholders:
From net investment income	(0.01)		(0.03)
From net realized gains	(0.15)		-
Total distributions	(0.16)		(0.03)

Paid in capital from redemption fees	-	(c)	-

Net asset value, end of period	$16.63		$13.88

Total Return (d) (e)	21.07%		39.31%

Ratios and Supplemental Data:
Net assets, end of period (000)	$5,486		$1,513
Ratio of expenses to average net assets (f)	1.25%		1.25%
Ratio of expenses to average net assets
before reimbursement (f)	7.66%		16.43%
Ratio of net investment income (loss) to
average net assets (f)	(0.24)%		0.27%
Ratio of net investment income (loss) to
average net assets before reimbursement (f)	(6.65)%		(14.91)%
Portfolio turnover rate	2.97%		10.84%

(a) For the period December 23, 2008 (Commencement of Operations) to October 31, 2009
(b) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Jones Villalta Opportunity Fund
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 1. ORGANIZATION

The Jones Villalta Opportunity Fund (the “Fund”) was organized as a diversified separate series of Unified Series Trust (the “Trust”) on November 10, 2008 and commenced operations on December 23, 2008.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust ( the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Trustees.  The investment adviser to the Fund is Jones Villalta Asset Management, LLC (the “Adviser”).  The investment objective of the Jones Villalta Opportunity Fund (the “Fund”) is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended April 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax year 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through June 29, 2010, the date the financial statements were issued and determined there were no material subsequent events.

Jones Villalta Opportunity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Jones Villalta Opportunity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$5,242,497	$-	$-	$5,242,497

Money Market Securities	222,452	-	-	222,452

Total	$5,464,949	$-	$-	$5,464,949

* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

Jones Villalta Opportunity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets.  For the six months ended April 30, 2010, the Adviser earned fees of $13,282 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through February 28, 2011 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary litigation expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.25% of the Fund’s average daily net assets. For the six months ended April 30, 2010, the Adviser waived fees and/or reimbursed expenses of $85,103. At April 30, 2010, the Adviser owed the Fund $10,311, for the excess of expenses waived by the Adviser over management fees accrued at period-end.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation described above.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at April 30, 2010 are as follows:

Recoverable through
Amount	October 31,

$149,791	2012

For the six months ended April 30, 2010, $85,103 may be subject to potential repayment by the Fund to the Adviser through October 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2010, Unified earned fees of $17,759 for administrative services provided to the Fund. At April 30, 2010, the Fund owed Unified $1,176 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.  For the six months ended April 30, 2010, the Custodian earned fees of $2,051 for custody services provided to the Fund. At April 30, 2010, the Fund owed the Custodian $660 for custody services.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2010, Unified earned fees of $9,927 from the Fund for transfer agent services and $7,335 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2010, Unified earned fees of $12,397 from the Fund for fund accounting services.  At April 30, 2010, the Fund owed Unified $1,583 for transfer agent services and $1,301 in reimbursement of out-of-pocket charges and $1,980 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated, but may be activated at any time after February 28, 2011, upon notice to shareholders.

Jones Villalta Opportunity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended April 30, 2010. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor; such persons may be deemed to be affiliates of the Distributor.

NOTE 5.  INVESTMENTS

For the six months ended April 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:
Purchases	Amount
U.S. Government Obligations	$-
Other	3,394,900
Sales
U.S. Government Obligations	$-
Other	79,077

At April 30, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$937,543
Gross (Depreciation)	(50,697)

Net Appreciation
on Investments	$886,846

At April 30, 2010, the aggregate cost of securities for federal income tax purposes was $4,578,103.

NOTE 6.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At April 30, 2010, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 54.13% of the Fund’s shares and SEI Private Trust Company held, in an omnibus account for the benefit of others, 34.28% of the Fund’s shares. As a result, Charles Schwab & Co. and SEI Private Trust Company may each be deemed to control the Fund.

Jones Villalta Opportunity Fund
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The tax characterization of distributions for the fiscal year ended October 31, 2009 was as follows:

2009
Distributions paid from:
Ordinary Income	$3,294
Short-term Capital Gain	$-
Long-term Capital Gain	$-
$3,294

On December 28, 2009, the Fund paid an income distribution of $0.0138 per share and a short term capital gain distribution of $0.1451 per share to shareholders of record on December 24, 2009.

At October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$15,872
Undistributed long-term capital gain	-
Unrealized appreciation (depreciation)	451,614

$467,486

At October 31, 2009, there were no differences between book basis and tax basis appreciation.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 950-5863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer and Chief Financial Officer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Jones Villalta Asset Management, LLC
805 Las Cimas Parkway, Suite 125
Austin, TX 78746

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services,  Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Marathon Value Portfolio

Semi-Annual Report

April 30, 2010

Fund Advisor:

Spectrum Advisory Services Inc.
1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338

(800) 788-6086

www.marathonvalue.com

April 30, 2010

Dear Fellow Shareholders:

The past six months witnessed a continuation of the recovery in the stock market from the panic levels of early 2009.  It is not clear, however, that the long-term secular bear market that began in 2000 has ended.  Therefore, we have pursued the more cautious approach that has characterized this Fund since its inception.

Also noteworthy is that the shares of smaller companies and the shares of lesser-quality companies have outperformed those of the larger more stable companies.  Nevertheless, I still believe that the opportunities afforded to us during the sharp downturn – to purchase the best managed and soundest businesses at what I think were attractive valuations – will continue to serve us well in the years to come.

The economic improvement of the last six months has resulted in extraordinarily high profit margins for many companies.  A number of forces lie ahead which may diminish these higher after-tax profit margins.  The first of these could be the dynamics of the business cycle.  Many corporations have reduced work forces, and as sales pick up they will need to add workers.  These workers will need time before they are as productive as those who stayed on the job.  Sales gains will also require that companies increase their working capital and borrowing.  Some increased regulatory cost and higher taxes may also impact profits.  America’s nominal corporate tax rate is higher than most developed countries, but the effective actual taxes paid are lower than in these countries.  I would expect that changes in the corporate tax regime may lower after-tax profit margins.

Our Fund has been able to weather a lot of adverse forces in our history and we have recently celebrated our tenth anniversary!  Part of the reason for our resilience is that we have always focused on the underlying business of our shares and eschewed the casino mentality which afflicts much of Wall Street.  I am struck by the extent to which gambling terms are often used by commentators and investors who, for instance, speak of their “bets”.  Business contains enough risks without the financial industry adding to those risks.  Our low turnover and risk ratings provide ample evidence that we have practiced what we have written about in the past.

As the largest shareholder in the Fund, you can rest easy that I will continue to focus on what has worked for me for over 35 years of investing other people’s money.  It is my intention to keep Marathon Value Portfolio a sound place for the equity portion of your investments.  You can be proud to pass the word on to friends and colleagues.

Thank you all for your confidence in the Fund.

Very truly yours,

Marc Heilweil

MANAGEMENT DISCUSSION

Over the six-month period ending April 30, 2010, Marathon Value Portfolio (“Marathon” or “the Fund”) returned +13.92%.  Marathon’s annualized return since inception (March 28, 2000) is +6.44%.  The comparable total returns for the S&P 500 Index benchmark are +15.66% and -0.55%, respectively.  Since the Fund’s inception, the Fund’s cumulative total return has been 87.65% versus the S&P 500 Index cumulative total return of -5.44%, for a total differential of +93.09% for Marathon.

PERFORMANCE SUMMARY

	Calendar 2000*	Calendar 2001	Calendar 2002	Calendar 2003	Calendar 2004	Calendar 2005	Calendar 2006	Calendar 2007	Calendar 2008	Calendar 2009	Year-to-Date 2010 as of 04/30/10	Since Inception as of 04/30/10
Marathon Value Portfolio S&P 500 Index	16.06% -11.67%	4.70% -11.89%	-11.00% -22.10%	26.20% 28.68%	14.03% 10.88%	6.20% 4.91%	11.76% 15.79%	3.10% 5.49%	-23.33% -37.00%	20.29% 26.46%	6.86% 7.05%	87.65% -5.44%

Annualized Total Returns
For the Periods Ended April 30, 2010
	One Year Average	Three Year Average	Five Year Average	Ten Year Average	Since Inception
Marathon Value Portfolio S&P 500 Index	31.65% 38.84%	-0.94% -5.05%	4.66% 2.63%	5.97% -0.19%	6.44% -0.55%
The Total Annual Fund Operating Expenses for the Fund, as disclosed in the Fund’s prospectus, before waivers and reimbursements is 1.31%.  (1.28% after waivers and reimbursements by the Advisor).  The Advisor has contractually agreed to waive its fees and/or cap certain operating expenses (excluding indirect expenses such as acquired fund fees) of the Fund through February 28, 2011.

* March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon.  Returns for 2000 are from 03/28/00 through 12/31/00.  Returns are not annualized, except where noted.  The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.   Performance data current to the most recent month end may be obtained by visiting www.marathonvalue.com or by calling 1-800-788-6086.  The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains.  It is not possible to invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund's Prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a current copy of the Fund's Prospectus by visiting www.marathonvalue.com or by calling 1-800-788-6086.

Comparison of a $10,000 Investment in the
Marathon Value Portfolio and the S&P 500 Index
$25,000
$20,000
$15,000
$10,000
$5,000
03/28/00
06/30/00
12/31/00
06/30/01
12/31/01
06/30/02
12/31/02
06/30/03
12/31/03
06/30/04
12/31/04
06/30/05
12/31/05
06/30/06
12/31/06
06/30/07
12/31/07
06/30/08
12/31/08
06/30/09
12/31/09
04/30/10
Marathon Value Portfolio $18,765
S&P 500 Index $9,456

The chart above assumes an initial investment of $10,000 made on March 28, 2000 (commencement of Fund operations) and held through April 30, 2010.  The Fund’s return represents past performance and does not guarantee future results.  The line graph and performance table shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original purchase price.

The Fund’s investment objectives, risk, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and can be obtained by calling
1-800-788-6086 or visiting www.marathonvalue.com.  The prospectus should be read carefully before investing.

The S&P 500 Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Fund’s portfolio holdings may differ significantly from the securities held in the Index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  We We arrived at the midpoint of our fiscal year still riding the improved economic and market sentiment that we saw in the prior six-month period.  Despite modestly trailing the performance of the S&P 500 this period, Marathon still delivered the third-highest semi-annual performance in our ten-year history.  The continued recovery has pushed valuations to higher levels, as stock prices have, on average, rebounded much more quickly than revenues and earnings.

One segment of the market we have focused on for some time is industrials.  A number of high-quality domestic companies within the group have met our investment criteria for governance, valuation, and sustainability.  Additionally, while a large percentage of investors seem underwhelmed by the current state of American manufacturing, we have been encouraged by the strengthened competitiveness of some of these companies.  Efficiency gains in labor, better direct sourcing of materials and production, and further penetration of overseas markets have all enabled top U.S. manufacturers to stand on more equal footing with their foreign competitors.  With industrials representing the largest equity group within the Fund, it is not surprising that several of the biggest performance contributors reside in that sector.  Emerson (up 38.4% during the six-month period), Eaton (up 27.6%), PPG Industries (up 24.7%), 3M (up 20.5%), and Graco (up 25.9%) all generated returns ahead of the broader market, adding meaningfully to the Fund’s performance.

As discussed in prior Semi-Annual reports, one positive aspect of the 2007-2009 market downturn was the opportunity to invest in leading companies at what we felt were some of the most attractive valuations in decades.  We very often invest in companies where, if the Fund had unlimited resources, we would be happy buying the entire business.  While that is not the reality in managing a smaller fund, that idea still attracts us to the highest quality companies when we find those companies’ valuations on par with weaker competitors.  Even though the performance of larger, high-quality companies has lagged generally during the market’s recovery, we are still content owning great companies such as IBM (up 7.0%), Procter & Gamble (up 7.2%) and Costco (up 3.9%).

Another aspect of our investment discipline is maintaining a longer time horizon in the portfolio.  Despite the market’s unprecedented volatility the past couple of years, we have remained a relatively low turnover fund, with a fairly small total of sale transactions during the period, and portfolio turnover of around 25% during the prior year.  Marathon continues to benefit from a very stable shareholder base, so redemptions have never forced us to sell assets.  With the likelihood of a future increase in the capital gains tax rate, we may choose to realize some gains at this year’s lower rates.  As our shareholders know, we recognize the importance of their after-tax returns as well as the Fund’s published returns.

Two themes continued to weave their way through the investment landscape during the period:  healthcare reform and the beginning of stabilization in the real estate market.  Regarding the former, we and the market continue to assess industry participants’ and the government’s ultimate positions following the major healthcare legislation.  With uncertainty still hanging over the sector, our healthcare holdings had a wide range of performance during the period.  With improved sentiment that the worst may be over within real estate, we have been looking more for opportunities under the general umbrella of real estate.

Without a doubt, the market’s winds were at our back during the period, such that the Fund’s worst performance contributors, Global Payments (down 13.0%) and GlaxoSmithKline (down 9.4%), did not subtract much from overall performance.  Whatever the environment we may face for the rest of the current fiscal year and beyond, we will continue to try to provide shareholders with attractive long-term returns and below-average volatility.

Fund Holdings  - (Unaudited)

1Based on net assets.

Availability of Portfolio Schedule - (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov.  The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting solely of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2009) and held for the entire period (through April 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Marathon Value Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 – April 30, 2010
Actual	$1,000.00	$1,139.25	$6.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
  *Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Marathon Value Portfolio
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 81.07%	Shares	Value

Automobiles, Parts & Equipment - 1.32%
Genuine Parts Co.	8,500	$363,800
HONDA MOTOR CO., LTD. (b)	3,000	101,370
		465,170

Banking - Financial - 3.21%
B of I Holdings, Inc. (a)	14,900	262,687
First Niagara Financial Group, Inc.	11,500	159,850
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	150,447
SunTrust Banks, Inc.	11,500	340,400
U.S. Bancorp	8,030	214,963
		1,128,347

Communications, Broadcasting & Cable - 2.14%
Liberty Global, Inc. - Class A (a)	10,500	287,805
SK Telecom Co., Ltd (b)	18,000	333,180
Time Warner, Inc.	4,000	132,320
		753,305

Computer Software & Hardware - 5.46%
Cisco Systems, Inc. (a)	29,000	780,680
International Business Machines Corp.	6,200	799,800
Microsoft Corp.	11,100	338,994
		1,919,474

Consulting Services - 0.82%
SAIC, Inc. (a)	16,500	287,265

Data Services - 2.73%
Automatic Data Processing, Inc.	6,700	290,512
Equifax, Inc.	4,700	157,920
Global Payments, Inc.	6,500	278,265
Total System Services, Inc.	14,500	232,145
		958,842

Delivery and Freight Services - 1.77%
United Parcel Service, Inc. - Class B	9,000	622,260

Electric Components, Parts & Equipment - 6.47%
Avnet, Inc. (a)	19,600	626,612
Linear Technology Corp.	16,000	480,960
SECOM CO., LTD. (b)	2,800	241,780
Tyco Electronics Ltd.	16,000	513,920
Zebra Technologies Corp. - Class A (a)	14,075	408,879
		2,272,151

Energy - 7.07%
Anadarko Petroleum Corp.	6,000	372,960
BP plc (b)	4,000	208,600
ConocoPhillips	6,600	390,654
Noble Corp. (a)	19,500	770,055
Sasol Ltd. (b)	9,500	386,175
XTO Energy, Inc.	7,500	356,400
		2,484,844

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 81.07% - continued	Shares	Value

Healthcare - 6.88%
Alcon, Inc.	2,000	$311,720
Becton, Dickinson & Co.	7,000	534,590
Cardinal Health, Inc.	5,500	190,795
Dionex Corp. (a)	5,200	424,164
Life Technologies Corp. (a)	5,541	303,148
Pharmaceutical Product Development, Inc.	8,200	225,500
St. Jude Medical, Inc. (a)	10,500	428,610
		2,418,527

Household Products - 3.20%
Colgate-Palmolive Co.	2,500	210,250
Kimberly-Clark Corp.	8,000	490,080
Procter & Gamble Co.	6,827	424,366
		1,124,696

Industrial Conglomerates - 11.69%
3M Co.	9,900	877,833
Eaton Corp.	8,800	679,008
Emerson Electric Co.	15,000	783,450
General Electric Co.	18,300	345,138
Leggett & Platt, Inc.	5,200	127,556
Raven Industries, Inc.	14,342	435,423
Tyco International, Ltd.	22,175	860,168
		4,108,576

Industrial Machinery - 4.66%
Graco, Inc.	20,138	698,386
Illinois Tool Works, Inc.	7,200	367,920
Lincoln Electric Holdings, Inc.	9,500	569,430
		1,635,736

Insurance - 6.27%
AEGON N.V. (a) (c)	23,000	161,460
Alleghany Corp. (a)	2,093	621,956
Aon Corp.	8,000	339,680
Berkshire Hathaway, Inc. - Class B (a)	6,500	500,500
Tokio Marine Holdings, Inc. (b)	5,750	169,050
White Mountains Insurance Group, Ltd.	1,200	412,320
		2,204,966

Packaged Foods - 2.60%
Campbell Soup Co.	15,000	537,900
Coca-Cola Co./The	7,000	374,150
		912,050

Pharmaceuticals - 3.61%
Abbott Laboratories	8,300	424,628
Bristol-Myers Squibb Co.	8,500	214,965
GlaxoSmithKline plc (b)	10,000	372,900
Novo Nordisk A/S (b)	3,100	254,510
		1,267,003

Publishing & Printing Media - 1.02%
John Wiley & Sons, Inc. - Class A	8,500	359,295

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 81.07% - continued	Shares	Value

Restaurants - 1.69%
McDonald's Corp.	8,400	$592,956

Retail Stores - 3.34%
Costco Wholesale Corp.	6,300	372,204
Family Dollar Stores, Inc.	4,000	158,240
Tiffany & Co.	7,000	339,360
Weis Markets, Inc.	8,200	305,696
		1,175,500

Specialty Chemicals - 3.90%
PPG Industries, Inc.	10,600	745,922
Valspar Corp.	20,000	626,400
		1,372,322

Staffing Services - 0.61%
CDI Corp.	12,300	214,389

Utilities - 0.61%
Korea Electric Power Corp. (a) (b)	8,119	122,110
NorthWestern Corp.	3,000	90,660
		212,770

TOTAL COMMON STOCKS (Cost $21,466,966)		28,490,444

Real Estate Investment Trusts - 3.08%

Colony Financial, Inc.	10,750	204,358
EastGroup Properties, Inc.	5,000	204,400
Plum Creek Timber Co., Inc.	14,370	571,926
Reading International, Inc. - Class A (a)	24,300	101,331

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $841,851)		1,082,015

Preferred Stock - 1.00%

E. I. du Pont de Nemours & Co., callable on 07/06/2010 @ $120	4,000	351,000

TOTAL PREFERRED STOCK (Cost $308,578)		351,000

Exchange-Traded Funds - 1.27%

PowerShares DB Agriculture Fund (a)	12,000	298,800
UltraShort MSCI Emerging Markets ProShares (a)	5,000	149,350

TOTAL EXCHANGE-TRADED FUNDS (Cost $459,624)		448,150

	Principal
Commercial Paper - 5.68%	Amount

Sears Roebuck Acceptance Corp., 06/02/2010	$1,000,000	998,368
Sears Roebuck Acceptance Corp., 06/14/2010	1,000,000	998,260

TOTAL COMMERCIAL PAPER (Cost $1,996,628)		1,996,628

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2010
(Unaudited)
	Principal
Corporate Bonds - 0.77%	Amount	Value

CWABS, Inc., 3.263%, 10/25/2032 (e) (g)	$27,904	$2,279
CWABS, Inc., 0.923%, 04/25/2032 (e) (g)	75,372	45,648
IMPAC CMB Trust, 1.163%, 10/25/2033 (f) (g)	160,499	139,062
IMPAC CMB Trust, 1.103%, 9/25/2034 (f) (g)	149,100	84,635
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $413,264)		271,624

U.S. Treasury Obligations - 2.87%

U.S. Treasury Note 1.750%, 04/15/2013	1,000,000	1,007,656

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,002,284)		1,007,656

Money Market Securities - 4.92%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 0.25% (h)	1,728,736	$1,728,736

TOTAL MONEY MARKET SECURITIES (Cost $1,728,736)		1,728,736

TOTAL INVESTMENTS (Cost $28,217,931) - 100.66%		$35,376,253

Liabilities in excess of other assets - (0.66)%		(232,864)

TOTAL NET ASSETS - 100.00%		$35,143,389

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at April 30, 2010.
(h) Variable rate security; the rate shown represents the money market rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Assets and Liabilities
April 30, 2010
(Unaudited)

Assets
Investments in securities
At cost	$28,217,931
At fair value	35,376,253

Receivable from investments sold	59,079
Receivable from tax reclaim	567
Dividends receivable	28,376
Interest receivable	1,298
Total assets	35,465,573

Liabilities
Payable for investments purchased	286,279
Accrued advisory fees (a)	35,222
Accrued trustee fees	683
Total liabilities	322,184

Net Assets	$35,143,389

Net Assets consist of:
Paid in capital	28,549,495
Accumulated undistributed net investment income (loss)	56,959
Accumulated net realized gain (loss) on investments	(621,387)
Net unrealized appreciation (depreciation) on investments:	7,158,322

Net Assets	$35,143,389

Shares outstanding (unlimited number of shares authorized)	2,325,760

Net Asset Value
Offering and redemption price per share	$15.11

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Operations
For the six months ended April 30, 2010
(Unaudited)

Investment Income
Dividend income (net of withholding tax of $1,804)	$269,991
Interest income	47,805
Total Income	317,796

Expenses
Investment advisor fee (a)	205,447
Trustee expenses	4,664
Total Expenses	210,111
Expenses waived by advisor (a)	(4,664)
Net operating expenses	205,447
Net Investment Income (Loss)	112,349

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities and foreign currency transactions	(120,969)
Change in unrealized appreciation (depreciation)
on investment securities	4,293,425
Change in unrealized appreciation (depreciation)
on foreign currency translation	32
Net realized and unrealized gain (loss) on investment securities
and foreign currency translation	4,172,488
Net increase (decrease) in net assets resulting from operations	$4,284,837

(a) See Note 4 to the Financial Statements

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statements of Changes In Net Assets
	Six Months ended
	April 30, 2010	Year ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2009
Operations
Net investment income (loss)	$112,349	$278,464
Net realized gain (loss) on investment securities and foreign currency transactions	(120,969)	(466,107)
Change in unrealized appreciation (depreciation) on investments
and foreign currency translation	4,293,457	2,762,370
Net increase (decrease) in net assets resulting from operations	4,284,837	2,574,727

Distributions
From net investment income	(263,370)	(419,428)
From capital gains	-	(30,677)
Change in net assets from distributions	(263,370)	(450,105)

Capital Share Transactions
Proceeds from shares sold	685,717	2,529,208
Reinvestment of distributions	262,537	448,095
Amount paid for shares redeemed	(628,218)	(1,278,629)
Net increase (decrease) in net assets resulting
from share transactions	320,036	1,698,674
Total Increase (Decrease) in Net Assets	4,341,503	3,823,296

Net Assets
Beginning of period	30,801,886	26,978,590

End of period	$35,143,389	$30,801,886

Accumulated undistributed net investment income included in
net assets at end of period	$56,959	$207,980

Capital Share Transactions
Shares sold	47,924	222,166
Shares issued in reinvestment of distributions	18,424	38,603
Shares redeemed	(43,545)	(109,120)

Net increase (decrease) from capital share transactions	22,803	151,649

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Financial Highlights
(For one share outstanding during each period)

	Six Months ended
	April 30, 2010		Year ended	Year ended	Year ended	Year ended	Year ended
	(Unaudited)		October 31, 2009	October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005

Selected Per Share Data

Net asset value, beginning of period	$ 13.37		$ 12.54	$ 16.88	$ 15.54	$ 14.31	$ 13.09

Income from investment operations
Net investment income	0.05		0.12	0.16	0.16	0.11	0.10
Net realized and unrealized gain (loss)	1.80		0.91	(4.01)	1.57	1.45	1.22
Total from investment operations	1.85		1.03	(3.85)	1.73	1.56	1.32

Less Distributions to shareholders:
From net investment income	(0.11)		(0.19)	(0.18)	(0.11)	(0.10)	(0.10)
From capital gains	-		(0.01)	(0.31)	(0.28)	(0.23)	-
Total distributions	(0.11)		(0.20)	(0.49)	(0.39)	(0.33)	(0.10)

Net asset value, end of period	$ 15.11		$ 13.37	$ 12.54	$ 16.88	$ 15.54	$ 14.31

Total Return (a)	13.92%	(b)	8.51%	-23.36%	11.30%	11.01%	10.11%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 35,143		$ 30,802	$ 26,979	$ 28,081	$ 24,937	$ 20,523
Ratio of expenses to average net assets
before waiver	1.28%	(c)	1.28%	1.27%	1.26%	1.27%	1.27%
Ratio of expenses to average net assets	1.25%	(c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to
average net assets before waiver	0.65%	(c)	0.99%	1.13%	0.95%	0.77%	0.73%
Ratio of net investment income to
average net assets	0.68%	(c)	1.02%	1.15%	0.96%	0.79%	0.76%
Portfolio turnover rate	5.52%		25.53%	41.77%	25.12%	29.03%	38.04%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b) Not annualized.
(c) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998.  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment objective is to provide long-term capital appreciation in a well-diversified portfolio. Since March 28, 2000, the Fund’s advisor has been Spectrum Advisory Services, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2006.

Expenses - Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Subsequent Events - In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through June 29, 2010, the date the financial statements were issued.  As of May 24, 2010 the Fund will no longer pay the fees and expenses associated with the non-interested person trustee.  The fees and expenses of the non-interested trustee will now be paid by the Advisor.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, American Depositary Receipts, preferred stocks, real estate investment trusts, and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

When using the market quotations or close prices provided by the pricing service and when the market is considered active, thesecurity will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, asset-backed securities, U.S. Treasury Obligations and commercial paper are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:
		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$26,150,322	$-	$-	$26,150,322

American Depositary Receipts*	2,340,122			2,340,122

Real Estate Investment Trusts	1,082,015	-	-	1,082,015

Preferred Stocks	351,000	-	-	351,000

Exchange-Traded Funds	448,150	-	-	448,150

Commercial Paper	-	1,996,628	-	1,996,628

Corporate Bonds	-	271,624	** 0	271,624

U.S. Treasury Obligations	-	1,007,656	-	1,007,656

Money Market Securities	1,728,736	-	-	1,728,736

Total	$32,100,345	$3,275,908	$-	$35,376,253

* Refer to Schedule of Investments for industry classifications

** The Fund held a Mississippi Chemical Corp. corporate bond during the entire reporting period. The bond was fair valued at $0 during the entire period, and is classified as a Level 3 security. The Fund did not hold any other Level 3 securities during the period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a "universal fee."  The Agreement states that the Fund, not the Advisor, is obligated to pay the following expenses:  brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of independent trustees and extraordinary or nonrecurring expenses.  The Agreement does not require the Advisor to pay indirect expenses incurred by the Fund, such as fees and expenses of other investment companies in which the Fund may invest. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above.  For the six months ended April 30, 2010, the Advisor earned fees of $205,447 from the Fund before the waiver discussed below.

The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any direct expenses such as expenses incurred by other investment companies in which the Fund may invest and extraordinary litigation expenses, at 1.25% of average daily net assets through February 28, 2011.  For the six months ended April 30, 2010, pursuant to the expense cap, the Advisor reimbursed fees of $4,664. At April 30, 2010, the Advisor was owed $35,222 for its advisory services.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was waived, provided that the Fund is able to make the repayment without exceeding the expense limitation described above.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2009 are as follows:

Recoverable through
Amount	October 31,

$7,866	2012

For the six months ended April 30, 2010, $4,664 may be subject to potential repayment by the Fund to the Advisor through October 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel.  The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement.  Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the six months ended April 30, 2010. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$1,002,344
Other	2,103,569

Sales
U.S. Government Obligations	$-
Other	1,542,875

At April 30, 2010, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$7,919,910
Gross (Depreciation)	(761,588)
Net Appreciation (Depreciation)
on Investments	$7,158,322
At April 30, 2010, the aggregate cost of securities for federal income tax purposes was $28,217,931.

Marathon Value Portfolio
Notes to the Financial Statements
April 30, 2010
(Unaudited)
NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2010, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 77.57% of the Fund’s shares. As a result, Charles Schwab & Co. may be deemed to control the Fund.  Marc S. Heilweil, President of the Advisor, owns 4.05% of the outstanding shares of the Fund as of April 30, 2010.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2009, the Fund paid an income distribution of $0.1148 per share to shareholders of record on December 24, 2009.

The tax character of distributions paid during the fiscal years 2009 and 2008 were as follows:

	2009	2008
Ordinary income	$450,105	$360,250
Long-term Capital Gain	-	505,302
	$450,105	$865,552

At October 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$207,948
Undistributed long-term capital gain	(501,004)
Unrealized appreciation	2,865,483

$2,572,427

NOTE 9. CAPITAL LOSS CARRYFORWARD

At October 31, 2009, the Fund had available for federal tax purposes an unused capital loss carryforward of $501,004, which is available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Amount	Expires October 31,

$501,004	2017

Management Agreement Renewal (Unaudited)

The approval of the continuation of the Management Agreement (“Agreement”) of the Marathon Value Portfolio (the “Fund”) with Spectrum Advisory Services, Inc. (the “Advisor”) was recommended by the Advisor Contract Renewal Committee of the Board (the “Committee”) at an in person meeting of the Board held on February 8, 2010.

The Chairman reported that at its meeting on January 26, 2010, the Committee considered whether to recommend that the full Board renew the Management Agreement between the Trust and the Advisor on behalf of the Fund.

The Chairman noted that in advance of the meeting, Committee members and other participants acknowledged receiving and reviewing the materials compiled by the Trust’s Administrator and provided to the participants in advance of the meeting.  He stated that no changes had been proposed to the Agreement, and that the Advisor had agreed to continue capping certain operating expenses for an additional year.   The Chairman also reported that the materials specifically provided to the Committee included the following information: (i) executed copies of the Agreement and current expense cap side letter, (ii) a letter from the Administrator to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Fund, its profitability from managing the Fund and ideas for future growth for the Fund, (iii) a certification from Trust’s CCO that the Advisor has adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Fund, (iv) the Advisor’s Form ADV Part I and II and accompanying schedules, (v) a draft of Advisor’s income statements for the period January 1 – December 31, 2009 and an analysis of the Fund’s profitability to the Advisor, (vi) reports provided by the Administrator regarding the Fund’s performance for the past three month, one-, three- and five-year periods and comparisons of the same to the Fund’s benchmarks and peer group for the same periods, and (vii) reports provided by the Administrator comparing the Fund’s advisory fee and total expenses (after fee waivers and reimbursements) to the Fund’s peer group as determined by the Administrator.  The Chairman reported that, after discussing the materials, he had contacted the President and Portfolio Manager of the Fund, prior to the Committee meeting.

The Chairman noted that the Committee members confirmed that they had received and evaluated such information as they deemed necessary to make their decision.  The Chairman also reported that they noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the independent trustees, and their own business judgment, to be relevant.  The Chairman noted that the members reported that this included information regarding the Advisor that had been provided to the Board throughout the year at regular meetings of the Board, as well as information that was specifically furnished to the Committee in connection with its review of the Agreement.

At the committee meeting the Trustees considered the following factors:

(i)           The Nature, Extent and Quality of Services – The Trustees determined that the Advisor’s resources appear adequate, and specifically noted that the Advisor provides the Fund’s Portfolio Manager, who makes all investment decisions for the Fund and who has a long history of successfully managing the Fund.   They also noted that the Advisor provides the support of various investment management and administrative staff, including the Advisor’s Compliance Officer, an investment professional who provides trading, research and marketing services to the Fund, a fixed income trader/research analyst, and two administrative personnel.  The Trustees noted that the Advisor was not proposing any changes to the level of services provided to the Fund.

The Trustees noted that various compliance reports had been provided by the Advisor and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year.  The CCO reported that the Advisor had upgraded and improved its recordkeeping storage and business recovery systems.  The CCO reported that he had reviewed the Advisor’s compliance policies and procedures and, pending the completion of the Advisor’s annual examination, had determined that they appeared reasonably designed to prevent violation of federal securities laws.

(ii)           Fund Performance – The Trustees discussed the Fund’s performance and reviewed other materials provided by the Advisor and the Administrator with respect to such performance.  They noted that the Administrator reported that for the three month and 1-year periods ended December 31, 2009, the Fund had good performance but had underperformed its peer group average return and its benchmarks, the Russell 1000 Total Return and S&P 500 Total Return indices.  They observed that the Fund’s long-term performance was good, exceeding the Fund’s peer group average for the 3- and 5-year periods ended December 31, 2009 and its benchmarks for the 3-year period.  The Administrator noted that the Fund has maintained its 5-star rating from Morningstar.

(iii)           Fee Rates and Profitability – The Trustees noted that the Advisor was capping certain operating expenses of the Fund at 1.25% through February 28, 2010 and had agreed to continue capping expenses at that rate through February 28, 2011.   The Trustees noted that although the advisory fee of 1.25% was slightly higher than average, the fee charged by the Advisor is a universal fee out of which the Advisor pays all of the Fund’s expenses.  They also noted that total Fund expenses (before expense waiver and reimbursement) were lower than its peer group average.

The Trustees reviewed a spreadsheet prepared by the Advisor showing expenses of the Fund, and noted that the Advisor’s compensation as a percentage of assets under management was lower than in each of the past five years.  They next reviewed the Advisor’s preliminary income statement and profitability analysis for the year ended December 31, 2009.  They noted that the Fund was not profitable to the Advisor in 2009 and that the Advisor reported that it had not yet realized a profit from managing the Fund.  The Advisor reported that it has not entered into any soft dollar arrangements with respect to the Fund.

                               (iv)         Economies of Scale– In determining the reasonableness of the advisory fees, the Trustees considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees.  The Advisor reported that its goal was to lower the management fee of the Fund if assets increase sufficiently.  The Advisor reported that while the Fund's assets had grown somewhat, the Fund's expenses had increased as well, eliminating any economies of scale.  The Trustees noted that it did not appear that the Advisor has begun to realize any significant economies of scale from managing the Fund.

The Committee reviewed the foregoing with the Board, indicating that its members had determined that the Fund’s advisory fees (after waiver and reimbursement by the Advisor) were reasonable, and that its members were unanimously recommending that the Board approve the Fund’s Agreement.  After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor, determined that the Agreement was reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Agreement between the Trust and the Advisor is in the best interests of the Fund and its shareholders and voted to extend the Agreement for a one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (800) 788-6086 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Melissa K. Gallagher, President
John Swhear, Senior Vice-President
Christopher E. Kashmerick, Treasurer & Chief Financial Officer
Heather A. Bonds, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Spectrum Advisory Services Inc.
1050 Crown Pointe Parkway, Suite 750
Atlanta, GA 30338

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 17, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)     Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)    Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           6/30/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date           6/30/2010

By
/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date           6/30/2010